       As filed with Securities and Exchange Commission on April 29, 2003


                                                      Registration No. 333-21767
        ________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          ____________________________
                                    FORM S-6

                         POST-EFFECTIVE AMENDMENT NO. 6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                          _____________________________
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                              (Exact Name of Trust)
                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               501 Boylston Street
                           Boston, Massachusetts 02117
              (Address of depositor's principal executive offices)


                              MARIE C. SWIFT, ESQ.
                           Vice President and Counsel

                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02117
                     (Name and address of agent for service)

                                   Copies to:
                              STEPHEN E. ROTH, ESQ.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415
                           ___________________________

It is proposed that this filing will become effective (check appropriate box)


     [_] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2003 pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Variable Ordinary Life Insurance Policies.

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6

                              Cross-Reference Sheet

Form N-8B-2
Item No.                   Caption in Prospectus
-----------                ---------------------
1                          Cover Page
2                          Cover Page
3                          Inapplicable
4                          Distribution of Policies
5                          NELICO
6                          The Variable Account
9                          Inapplicable
10(a)           Other Policy Features
10(b)           Policy Values and Benefits
10(c), (d), (e) Death Benefit; Cash Value; Tabular Cash
                           Value; Exchange of Policy During First 24 Months;
                           Default and Lapse Options; Surrender; Partial
                           Surrender and Partial Withdrawal; Right to Return the
                           Policy; Loan Provision; Transfer Option; Premiums
10(f), (g), (h) Voting Rights; Rights Reserved by NELICO
10(i)                      Limits to NELICO's Right to Challenge the Policy; Payment
                           of Proceeds; Investment Options
11                         The Variable Account
12                         Investments of the Variable Account; Distribution of Policies
13                         Charges and Expenses; Distribution of Policies; NELICO's
                           Income Taxes; Appendix A
14                         Amount Provided for Investment Under the Policy; Distribution
                           of Policies
15                         Premiums
16                         Investments of the Variable Account
17                         Captions referenced under Items 10(c), (d), (e) and (i) above
18                         The Variable Account; Net Investment Experience
19                         Reports; Distribution of Policies
20                         Captions referenced under Items 6 and 10(g) above
21                         Loan Provision
22                         Inapplicable
23                         Distribution of Policies
24                         Limits to NELICO's Right to Challenge the Policy
25                         NELICO
26                         Distribution of POlicies

Form N-8B-2
Item No.                   Caption in Prospectus
-----------                ---------------------
27                         NELICO
28                         Management
29                         NELICO
30                         Inapplicable
31                         Inapplicable
32                         Inapplicable
33                         Inapplicable
34                         Distribution of Policies
35                         NELICO
36                         Inapplicable
37                         Inapplicable
38                         Distribution of Policies
39                         Distribution of Policies
40                         Distribution of Policies
41(a)                      Distribution of Policies
42                         Inapplicable
43                         Inapplicable
44(a)                      Investments of the Variable Account; Amount Provided
                           for Investment Under the Policy; Deductions from
                           Premiums and Unscheduled Payments; Scheduled
                           Premiums; Scheduled Premiums
44(b)                      Charges and Expenses
44(c)                      Scheduled Premiums; Deductions from Premiums and Unscheduled
                           Payments
45                         Inapplicable
46                         Investments of the Variable Account; Captions referenced
                           under Items 10(c), (d) and (e) above
47                         Inapplicable
48                         Inapplicable
49                         Inapplicable
50                         Inapplicable
51                         Cover Page; Death Benefit; Default and Lapse Options;
                           Charges and Expenses; Additional Benefits by Rider;
                           Exchange of Policy During First 24 Months; Payment
                           Options; Policy Owner and Beneficiary; Premiums;
                           Distribution of Policies; Substitution of Insured Person
52                         Rights Reserved by NELICO
53                         Tax Considerations
54                         Inapplicable
55                         Inapplicable
59                         Financial Statements

This registration statement incorporates by reference the prospectus dated May 1, 2002, as filed on April 26, 2002 in Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 (File No. 333-21767).

                               NEW ENGLAND LIFE
                               INSURANCE COMPANY

                               ZENITH LIFE PLUS
                   VARIABLE ORDINARY LIFE INSURANCE POLICIES


                        SUPPLEMENT DATED MAY 1, 2003 TO

        PROSPECTUSES DATED APRIL 30, 1999, MAY 1, 2000, AND MAY 1, 2001

   This supplement updates certain information contained in the prospectuses dated April 30, 1999, May 1, 2000, and May 1, 2001, as annually and periodically supplemented.

                           ZENITH LIFE EXECUTIVE 65
               LIMITED PAYMENT VARIABLE LIFE INSURANCE POLICIES


                        SUPPLEMENT DATED MAY 1, 2003 TO

                         PROSPECTUS DATED MAY 1, 2001


   This supplement updates certain information contained in the prospectus dated May 1, 2001, as annually and periodically supplemented.



     ZENITH VARIABLE WHOLE LIFE VARIABLE ORDINARY LIFE INSURANCE POLICIES



         SUPPLEMENT DATED MAY 1, 2003 TO PROSPECTUS DATED MAY 1, 2002



   This supplement updates certain information contained in the prospectus dated May 1, 2002.



   You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on written request. The Zenith Life Plus, Zenith Life Executive 65 and Zenith Variable Whole Life Policies are no longer available for sale.


   NELICO is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. NELICO's Home Office is 501 Boylston Street, Boston Massachusetts 02116.


   NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THE PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL
PERFORM.


           YOUR PRIVACY NOTICE IS ON THE LAST TWO PAGES OF THIS BOOK

                         INTRODUCTION TO THE POLICIES

RECEIPT OF COMMUNICATIONS AND PAYMENTS AT NELICO'S DESIGNATED OFFICE

   We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open.

   The Designated Office for various Policy transactions is as follows:

    Premium Payments.............................
                                                  New England Financial
                                                  P.O. Box 4332
                                                  Carol Stream, IL
                                                    60197-4332

    Payment Inquiries and Correspondence.........
                                                  New England
                                                    Financial/MetLife
                                                  P.O. Box 30440
                                                  Tampa, FL 33630-3440

    Beneficiary and Ownership Changes............
                                                  New England
                                                    Financial/MetLife
                                                  P.O. Box 541
                                                  Warwick, RI 02887-0541

    Surrenders, Loans, Withdrawals and
      Sub-Account Transfers......................
                                                  New England
                                                    Financial/MetLife
                                                  P.O. Box 543
                                                  Warwick, RI 02887-0543

    Cancellations (Free Look Period).............
                                                  New England
                                                    Financial/MetLife
                                                  Johnstown Client
                                                    Relations Center
                                                  Free Look Unit
                                                  500 Schoolhouse Road
                                                  Johnstown, PA 15904

    Death Claims.................................
                                                  New England
                                                    Financial/MetLife
                                                  P.O. Box 542
                                                  Warwick, RI 02887-0542

    Sub-Account Transfers........................
                                                  (800) 200-2214

    All Other Telephone Transactions and
      Inquiries..................................
                                                  (800) 388-4000

                             CHARGES AND EXPENSES

   The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain charges.

CHARGES AGAINST THE ELIGIBLE FUNDS AND THE SUB-ACCOUNTS OF THE VARIABLE ACCOUNT

   ELIGIBLE FUND EXPENSES. Charges for investment advisory fees and other expenses are deducted from the assets of the Eligible Funds.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2002, before and after any applicable fee waivers and expense reimbursements.


ANNUAL OPERATING EXPENSES

  (AS A PERCENTAGE OF AVERAGE NET ASSETS)





                                                                                     FEE
                                                                        GROSS      WAIVERS
                                                                        TOTAL        AND       NET TOTAL
                                             MANAGEMENT  OTHER   12B-1  ANNUAL     EXPENSE      ANNUAL
                                                FEES    EXPENSES FEES  EXPENSES REIMBURSEMENTS EXPENSES
                                             ---------- -------- ----- -------- -------------- ---------
METROPOLITAN SERIES FUND, INC. (CLASS A SHARES)
Alger Equity Growth Portfolio...............    .75%      .04%   .00%    .79%        .00%         .79%
Balanced Portfolio..........................    .70%      .15%   .00%    .85%        .00%         .85%/1/
Davis Venture Value Portfolio...............    .75%      .05%   .00%    .80%        .00%         .80%/1/
FI Mid Cap Opportunities Portfolio..........    .80%     3.62%   .00%   4.42%       3.37%        1.05%/2/
FI Structured Equity Portfolio..............    .67%      .05%   .00%    .72%        .00%         .72%/1/
Franklin Templeton Small Cap Growth
  Portfolio.................................    .90%      .61%   .00%   1.51%        .36%        1.15%/2/
Harris Oakmark Focused Value Portfolio......    .75%      .07%   .00%    .82%        .00%         .82%
Harris Oakmark Large Cap Value Portfolio....    .75%      .08%   .00%    .83%        .00%         .83%/1/
Janus Mid Cap Portfolio.....................    .69%      .06%   .00%    .75%        .00%         .75%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio.................................    .25%      .09%   .00%    .34%        .00%         .34%
Loomis Sayles Small Cap Portfolio...........    .90%      .07%   .00%    .97%        .00%         .97%
Met/Putnam Voyager Portfolio................    .80%      .27%   .00%   1.07%        .07%        1.00%/2/
MetLife Mid Cap Stock Index Portfolio.......    .25%      .18%   .00%    .43%        .00%         .43%
MetLife Stock Index Portfolio...............    .25%      .06%   .00%    .31%        .00%         .31%
MFS Investors Trust Portfolio...............    .75%      .59%   .00%   1.34%        .34%        1.00%/1,2/
MFS Research Managers Portfolio.............    .75%      .39%   .00%   1.14%        .14%        1.00%/1,2/
MFS Total Return Portfolio..................    .50%      .16%   .00%    .66%        .00%         .66%
Morgan Stanley EAFE(R) Index Portfolio......    .30%      .49%   .00%    .79%        .04%         .75%/2/
Neuberger Berman Partners Mid Cap Value
  Portfolio.................................    .69%      .11%   .00%    .80%        .00%         .80%/1/
Putnam International Stock Portfolio........    .90%      .22%   .00%   1.12%        .00%        1.12%
Russell 2000(R) Index Portfolio.............    .25%      .24%   .00%    .49%        .00%         .49%
State Street Research Aurora Portfolio......    .85%      .10%   .00%    .95%        .00%         .95%
State Street Research Bond Income Portfolio.    .40%      .11%   .00%    .51%        .00%         .51%
State Street Research Investment Trust
  Portfolio.................................    .49%      .05%   .00%    .54%        .00%         .54%/1/
State Street Research Large Cap Value
  Portfolio.................................    .70%     1.63%   .00%   2.33%       1.38%         .95%/2/
State Street Research Money Market Portfolio    .35%      .08%   .00%    .43%        .00%         .43%
Zenith Equity Portfolio.....................    .68%      .07%   .00%    .75%        .00%         .75%/1,3/

MET INVESTORS SERIES TRUST (CLASS A SHARES)
Harris Oakmark International Portfolio......    .85%     1.64%   .00%   2.49%       1.29%        1.20%/4,5/
Janus Aggressive Growth Portfolio...........    .80%      .62%   .00%   1.42%        .52%         .90%/4,5/
Met/AIM Mid Cap Core Equity Portfolio.......    .75%      .89%   .00%   1.64%        .69%         .95%/4,5/
Met/AIM Small Cap Growth Portfolio..........    .90%     1.20%   .00%   2.10%       1.05%        1.05%/4,5/
PIMCO Innovation Portfolio..................    .95%      .78%   .00%   1.73%        .63%        1.10%/4,5/
PIMCO Total Return Portfolio................    .50%      .15%   .00%    .65%        .00%         .65%
T. Rowe Price Mid-Cap Growth Portfolio......    .75%      .45%   .00%   1.20%        .25%         .95%/4,5/

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS SHARES)
VIP Asset Manager Portfolio.................... .53% .10% .00%  .63% .00%  .63%
VIP Equity-Income Portfolio.................... .48% .09% .00%  .57% .00%  .57%
VIP High Income Portfolio...................... .58% .12% .00%  .70% .00%  .70%
VIP Overseas Portfolio......................... .73% .17% .00%  .90% .00%  .90%

AMERICAN FUNDS INSURANCE SERIES (CLASS 2 SHARES)
American Funds Global Small Capitalization Fund .80% .04% .25% 1.09% .00% 1.09%
American Funds Growth Fund..................... .38% .02% .25%  .65% .00%  .65%
American Funds Growth-Income Fund.............. .34% .01% .25%  .60% .00%  .60%

--------

/1/ Net Total Annual Expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, Net Total Annual Expenses would have been: .83% for the Balanced Portfolio; .78% for the Davis Venture Value Portfolio; .71% for the FI Structured Equity Portfolio; .82% for the Harris Oakmark Large Cap Value Portfolio; .98% for the MFS Investors Trust Portfolio; .93% for the MFS Research Managers Portfolio; .77% for the Neuberger Berman Partners Mid Cap Value Portfolio; .52% for the State Street Research Investment Trust Portfolio; and .68% for the Zenith Equity Portfolio.


/2/ Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), and the Metropolitan Series Fund, Inc. ("Met Series Fund") have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) ("Expenses") attributable to the Class A shares of certain Portfolios of the Met Series Fund, so that Net Total Annual Expenses of these Portfolios will not exceed, at any time prior to April 30, 2004, the percentages shown in the table. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and Expenses paid with respect to the FI Mid Cap Opportunities Portfolio, the Franklin Templeton Small Cap Growth Portfolio, the MFS Investors Trust Portfolio, the MFS Research Managers Portfolio and the State Street Research Large Cap Value Portfolio if, in the future, actual Expenses of these Portfolios are less than these expense limits. Net Total Annual Expenses for these five Portfolios have been restated to reflect the terms of the Expense Agreement.


/3/ The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Series Fund, Inc.: the FI Structured Equity Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio does not have a management fee, but has its own operating expenses, and will also bear indirectly the management fees and other expenses of the Underlying Portfolios. Investing in a fund of funds involves some duplication of expenses, and may be more expensive than investing in a Portfolio that is not a fund of funds. MetLife Advisers maintains the equal division of assets among the Underlying Portfolios by rebalancing the Zenith Equity Portfolio's assets each fiscal quarter, however, expenses will fluctuate slightly during the course of each quarter. The Management Fee shown represents the Portfolio's combined pro rata share of the management fees of each of the Underlying Portfolios (annualized, in the case of the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio, from the May 1, 2002 start date for these Portfolios). The Other Expenses shown consist of .02% attributable to the Zenith Equity Portfolio's other expenses (annualized from the Portfolio's May 1, 2002 start date) and .05% attributable to the Portfolio's pro rata share of the other expenses of the Underlying Portfolios (annualized, in the case of the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio, from May 1, 2002 start date for these Portfolios).


/4/ Net Total Annual Expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, Net Total Annual Expenses would have been: 1.18% for the Harris Oakmark International Portfolio; .82% for the Janus Aggressive Growth Portfolio; .91% for the Met/AIM Mid Cap Core Equity Portfolio; 1.03% for the Met/AIM Small Cap Growth Portfolio; 1.04% for the PIMCO Innovation Portfolio; and .88% for the T. Rowe Price Mid-Cap Growth Portfolio.


/5/ Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory"), and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that Net Total Annual Expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2004, the percentages shown in the table.

   Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory may, with the approval of the Trust's Board of Trustees, be repaid to Met Investors Advisory. Net Total Annual Expenses for the Harris Oakmark International Portfolio, the Janus Aggressive Growth Portfolio, the Met/AIM Mid Cap Core Equity Portfolio and the T. Rowe Price Mid-Cap Growth Portfolio have been restated to reflect the terms of the Expense Limitation Agreement.




   An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to the Eligible Funds. We (or our affiliates) may also be compensated with 12b-1 fees from the Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. Some funds or their advisers (or other affiliates) may pay us more than others, and the amounts paid may be significant. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.

                             THE VARIABLE ACCOUNT

INVESTMENTS OF THE VARIABLE ACCOUNT


   Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the Metropolitan Series Fund, Inc., the Met Investors Series Trust, the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the American Funds Insurance Series. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.



   The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:



METROPOLITAN SERIES FUND, INC.                 ADVISER: METLIFE ADVISERS, LLC/1/



ELIGIBLE FUND                         SUB-ADVISER              INVESTMENT OBJECTIVE
-------------                         -----------              --------------------
Alger Equity Growth Portfolio/2/      Fred Alger Management,   Long-term capital appreciation.
                                        Inc.

Balanced Portfolio/2/                 Wellington Management    Long-term total return from a combination of
                                        Company, LLP           capital appreciation and current income.

Davis Venture Value Portfolio/2/      Davis Selected Advisers, Growth of capital.
                                        L.P./3/

FI Mid Cap Opportunities Portfolio/2/ Fidelity Management &    Long-term growth of capital.
                                        Research Company

FI Structured Equity Portfolio/2/     Fidelity Management &    Long-term growth of capital.
                                        Research Company

Franklin Templeton Small Cap          Franklin Advisers, Inc.  Long-term growth of capital.
  Growth Portfolio

Harris Oakmark Focused Value          Harris Associates L.P.   Long-term capital appreciation.
  Portfolio/2/

Harris Oakmark Large Cap Value        Harris Associates L.P.   Long-term capital appreciation.
  Portfolio

Janus Mid Cap Portfolio               Janus Capital Management Long-term growth of capital.
                                        LLC

ELIGIBLE FUND                        SUB-ADVISER                 INVESTMENT OBJECTIVE
-------------                        -----------                 --------------------

Lehman Brothers Aggregate Bond       Metropolitan Life Insurance To equal the performance of the Lehman
  Index Portfolio                      Company                   Brothers Aggregate Bond Index.

Loomis Sayles Small Cap Portfolio/2/ Loomis, Sayles &            Long-term capital growth from investments in
                                       Company, L.P.             common stocks or other equity securities.

Met/Putnam Voyager Portfolio         Putnam Investment           Capital appreciation.
  (formerly, Putnam Large Cap          Management, LLC
  Growth Portfolio)

MetLife Mid Cap Stock Index          Metropolitan Life Insurance To equal the performance of the Standard &
  Portfolio                            Company                   Poor's Mid Cap 400 Composite Stock Price
                                                                 Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio        Metropolitan Life Insurance To equal the performance of the Standard &
                                       Company                   Poor's 500 Composite Stock Price Index
                                                                 ("S&P 500 Index").

MFS Investors Trust Portfolio/2/     Massachusetts Financial     Long-term growth of capital with a secondary
                                       Services Company          objective to seek reasonable current income.

MFS Research Managers Portfolio/2/   Massachusetts Financial     Long-term growth of capital.
                                       Services Company

MFS Total Return Portfolio/2/        Massachusetts Financial     Favorable total return through investment in a
                                       Services Company          diversified portfolio.

Morgan Stanley EAFE Index            Metropolitan Life Insurance To equal the performance of the MSCI EAFE
  Portfolio                            Company                   Index.

Neuberger Berman Partners Mid        Neuberger Berman            Capital growth.
  Cap Value Portfolio                  Management Inc.

Putnam International Stock Portfolio Putnam Investment           Long-term growth of capital.
                                       Management, LLC

Russell 2000 Index Portfolio         Metropolitan Life Insurance To equal the return of the Russell 2000 Index.
                                       Company

State Street Research Aurora         State Street Research &     High total return, consisting principally of
  Portfolio                            Management Company        capital appreciation.

State Street Research Bond Income    State Street Research &     A competitive total return primarily from
  Portfolio/2/                         Management Company        investing in fixed-income securities.

State Street Research Investment     State Street Research &     Long-term growth of capital and income.
  Trust Portfolio                      Management Company

State Street Research Large Cap      State Street Research &     Long-term growth of capital.
  Value Portfolio                      Management Company

State Street Research Money          State Street Research &     A high level of current income consistent with
  Market Portfolio/2,4/                Management Company        preservation of capital.

Zenith Equity Portfolio/2,5/         N/A                         Long-term capital appreciation.



MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC



ELIGIBLE FUND                       SUB-ADVISER               INVESTMENT OBJECTIVE
-------------                       -----------               --------------------
Harris Oakmark International        Harris Associates L.P./6/ Long-term growth of capital.
Portfolio (formerly, State Street
Research Concentrated International
Portfolio)

ELIGIBLE FUND                        SUB-ADVISER               INVESTMENT OBJECTIVE
-------------                        -----------               --------------------

Janus Aggressive Growth Portfolio    Janus Capital Management  Long-term growth of capital.
                                       LLC

Met/AIM Mid Cap Core Equity          AIM Capital Management,   Long-term growth of capital.
  Portfolio                            Inc.

Met/AIM Small Cap Growth Portfolio   AIM Capital Management,   Long-term growth of capital.
                                       Inc.

PIMCO Innovation Portfolio           PIMCO Equity Advisors     Capital appreciation; no consideration is given
                                                               to income.

PIMCO Total Return Portfolio         Pacific Investment        Maximum total return, consistent with the
                                       Management Company      preservation of capital and prudent
                                       LLC                     investment management.

T. Rowe Price Mid-Cap Growth         T. Rowe Price Associates, To provide long-term growth of capital.
  Portfolio (formerly, MFS Mid Cap     Inc./7/
  Growth Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS                            ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

ELIGIBLE FUND                        SUB-ADVISER               INVESTMENT OBJECTIVE
-------------                        -----------               --------------------
VIP Asset Manager Portfolio          FMR Co., Inc.             To obtain high total return with reduced risk
                                                               over the long term by allocating its assets
                                                               among stocks, bonds and short-term
                                                               instruments.

VIP Equity-Income Portfolio          FMR Co., Inc.             Reasonable income. The fund will also
                                                               consider the potential for capital appreciation.
                                                               The fund's goal is to achieve a yield which
                                                               exceeds the composite yield on the securities
                                                               comprising the Standard and Poor's 500/SM/
                                                               Index (S&P 500(R)).

VIP High Income Portfolio            FMR Co., Inc.             A high level of current income, while also
                                                               considering growth of capital.

VIP Overseas Portfolio               FMR Co., Inc.             Long-term growth of capital.

AMERICAN FUNDS INSURANCE SERIES                                ADVISER: CAPITAL RESEARCH AND MANAGEMENT COMPANY

ELIGIBLE FUND                        SUB-ADVISER               INVESTMENT OBJECTIVE
-------------                        -----------               --------------------
American Funds Global Small          N/A                       Capital appreciation through stocks.
  Capitalization Fund

American Funds Growth Fund           N/A                       Capital appreciation through stocks.

American Funds Growth-Income         N/A                       Capital appreciation and income.
  Fund

--------

/1/ Prior to May 1, 2001, Metropolitan Life Insurance Company was the adviser to the Metropolitan Series Fund, Inc.


/2/ Prior to May 1, 2003, this Portfolio was a Series of the New England Zenith Fund. On that date, all Series of the New England Zenith Fund became newly organized Portfolios of the Metropolitan Series Fund, Inc. The reorganizations had no effect on the investment objectives, policies or advisory fees of any Series, nor was there any change in investment adviser or subadviser for any Series.


/3/ Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

/4/ An investment in the State Street Research Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the Money Market Portfolio may become extremely low and possibly negative.


/5/ The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Series Fund, Inc.: the FI Structured Equity Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. The sub-advisers to these Portfolios are Fidelity Management & Research Company, Jennison Associates LLC and Capital Guardian Trust Company, respectively.


/6/ Prior to January 1, 2003, State Street Research & Management Company was the sub-adviser to this Portfolio.


/7/ Prior to January 1, 2003, Massachusetts Financial Services Company was the sub-adviser to this Portfolio.




SUBSTITUTION OF INVESTMENTS

   If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Policies, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may make available or close sub-accounts to allocation of premium payments or cash value, or both, for some or all classes of Policies, at any time in our sole discretion.

SHARE CLASSES OF THE ELIGIBLE FUNDS


   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the Metropolitan Series Fund, Inc. and the Met Investors Series Trust, we offer Class A Shares only, for Fidelity Variable Insurance Products we offer Initial Class shares only, and for the American Funds Insurance Series we offer Class 2 shares only.



                             OTHER POLICY FEATURES



TRANSFER OPTION



   The following sentence is deleted from the prospectus: "We currently allow 12 sub-account transfers per Policy year." It is replaced by the following sentence: "We currently do not limit the number of sub-account transfers you may make in a Policy year."


                              TAX CONSIDERATIONS

INTRODUCTION

   The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY


   In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policy will satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added and it is not clear whether such Policies will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. We may take appropriate steps to bring the Policy into compliance with applicable requirements and we reserve the right to restrict Policy transactions in order to do so.


   In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of a Policy Owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Policy Owners investment control over Variable Account assets, we reserve the right to modify the Policies as necessary to prevent a Policy Owner from being treated as the owner of the Variable Account assets supporting the Policy.

   In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements.

   The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

   IN GENERAL. We believe that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

   Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

   MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable income tax treatment than other life insurance contracts. In general a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

   If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years.

   To prevent your Policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments. This may be the case when the insured reaches very high ages, even if you have not made any unscheduled payments for the Policy. The point at which you may have to limit your scheduled premium payments will depend on the issue age, sex and underwriting class of the insured, investment experience and the amount of any unscheduled payments you have made. You may be able to limit payment of scheduled premiums by using the Special Premium Option, when it is available, or by allowing the Policy to lapse to paid-up insurance. (See "Special Premium Option" and "Default and Lapse Options".) A current or prospective Policy Owner should consult a tax advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

   DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

    (1)All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

    (2)Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

    (3)A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.


   If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


   DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

   Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions.

   Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

   INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate Premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

   POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

   MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

   WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

   The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.

   If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

   Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

   Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

   NEW GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has recently issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split dollar arrangement, there is a risk that some portion of the Policy's cash value may be taxed prior to any Policy distribution.


   In addition, the Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on

U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.



   Although the prohibition on loans generally took effect as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.


   ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Policyowner is subject to that tax.

   PUERTO RICO. We believe that Policies subject to Puerto Rican tax law will generally receive treatment similar, with certain modifications, to that described above. Among other differences, Policies governed by Puerto Rican tax law are not currently subject to the rules described above regarding Modified Endowment Contracts. You should consult your tax adviser with respect to Puerto Rican tax law governing the Policies.

   POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.


   FOREIGN TAX CREDITS. To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Eligible Funds to foreign jurisdictions.


NELICO'S INCOME TAXES

   Under current Federal income tax law NELICO is not taxed on the Variable Account's operations. Thus, currently we do not deduct a charge from the Variable Account for company Federal income taxes, except for the charge for federal taxes that is deducted from scheduled premiums and unscheduled payments. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.

   Under current laws in several states we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                                  MANAGEMENT

   The directors and executive officers of NELICO and their principal business experience during the past five years are:

                              DIRECTORS OF NELICO


 NAME AND PRINCIPAL                        PRINCIPAL BUSINESS EXPERIENCE
  BUSINESS ADDRESS                          DURING THE PAST FIVE YEARS
 ------------------                        -----------------------------
C. Robert Henrikson** Chairman, President and Chief Executive Officer of NELICO since 2002 and President, U.S. Insurance and Financial Services Division of
                        Metropolitan Life Insurance Company since 2002. Formerly,
                        President, Institutional Business 1999-2002 and Senior Executive
                        Vice President, Institutional 1997-1999 of Metropolitan Life.

Thom A. Faria*        Director since 2002 and President, New England Financial Distribution of Metropolitan Life Insurance Company since 2000. Formerly,
                        President, Career Agency System 1996-2000 of NELICO.

Stewart G. Nagler**   Director of NELICO since 1996 and Vice Chairman and Chief Financial
                        Officer of Metropolitan Life Insurance Company since 1998.

Catherine A. Rein**** Director of NELICO since 1998 and President and Chief Executive Officer of Metropolitan Property and Casualty Insurance Company since
                        1999. Formerly, Senior Executive Vice President 1998-1999 of
                        Metropolitan Life Insurance Company.

Stanley J. Talbi**    Director of NELICO since 2002 and Senior Vice President of
                        Metropolitan Life Insurance Company since 1974.

Lisa M. Weber**       Director of NELICO since 2000 and Senior Executive Vice President and
                        Chief Administrative Officer of Metropolitan Life Insurance Company
                        since 2001. Formerly, Executive Vice President 1998-2001 of
                        Metropolitan Life.

William J. Wheeler**  Director of NELICO since 2002 and Senior Vice President of
                        Metropolitan Life Insurance Company since 1997.



               EXECUTIVE OFFICERS OF NELICO OTHER THAN DIRECTORS



NAME AND PRINCIPAL                      PRINCIPAL BUSINESS EXPERIENCE
 BUSINESS ADDRESS                        DURING THE PAST FIVE YEARS
------------------                      -----------------------------
David W. Allen*     Senior Vice President of NELICO since 1996 and Vice President and
                      Senior Actuary of Metropolitan Life Insurance Company since 2000.

Mary Ann Brown***   Senior Vice President and Chief Actuary of NELICO since 2002 and
                      Senior Vice President of Metropolitan Life Insurance Company since
                      2000. Formerly, President, New England Products and Services
                      1998-2002 of NELICO.

James D. Gaughan ** Secretary and Clerk of NELICO since 2002 and Assistant Vice President and Assistant Secretary of Metropolitan Life Insurance Company
                      since 2001. Formerly, Corporate Counsel 1999-2001 in private practice and Senior Corporate Counsel and Assistant Secretary 1993-
                      1999 of Tenneco Inc.

   NAME AND PRINCIPAL                         PRINCIPAL BUSINESS EXPERIENCE
    BUSINESS ADDRESS                           DURING THE PAST FIVE YEARS
   ------------------                         -----------------------------
Anne M. Goggin*           Senior Vice President and General Counsel of NELICO since 2000 and
                            Chief Counsel--Individual Business of Metropolitan Life Insurance
                            Company since 2000. Formerly, Senior Vice President and Associate
                            General Counsel 1997-2000 of NELICO.

Alan C. Leland, Jr.*      Senior Vice President of NELICO since 1996 and Vice President of
                            Metropolitan Life Insurance Company since 2000.

George J. Maloof*         Executive Vice President of NELICO since 2001 and Executive Vice
                            President--NEF Distribution of Metropolitan Life Insurance Company
                            since 2000. Formerly, Senior Vice President 1996-2001 of NELICO.

Hugh C. McHaffie*         Senior Vice President of NELICO since 1999 and Senior Vice President of Metropolitan Life Insurance Company since 2000. Formerly, Vice
                            President 1994-1999 of Manufacturers Life Insurance Company of
                            North America.

Scott D. McInturff *      Senior Vice President and Actuary of NELICO since 2003 and Senior
                            Vice President of Metropolitan Life Insurance Company since 2000.
                            Formerly, Vice President and Actuary 1998-2003 of NELICO.

Stephen J. Mclaughlin*    Senior Vice President of NELICO since 1999 and Senior Vice
                            President--NEF Distribution of Metropolitan Life Insurance Company
                            since 2000. Formerly, Vice President 1996-1999 of NELICO.

Thomas W. Moore*          Senior Vice President of NELICO since 1996 and Senior Vice
                            President--NEF Distribution of Metropolitan Life Insurance Company
                            since 2000.

Anthony J. Williamson *** Senior Vice President and Treasurer (Principal Financial Officer) of
                            NELICO since 2002 and Senior Vice President and Treasurer of
                            Metropolitan Life Insurance Company since 2001. Formerly, Senior
                            Vice President 1998-2001 of Metropolitan Life.

Virginia M. Wilson ***    Senior Vice President and Controller (Principal Accounting Officer) of
                            NELICO since 2002 and Senior Vice President and Controller of
                            Metropolitan Life Insurance Company since 1999.

--------

   * The principal business address is 501 Boylston Street, Boston, MA 02116.


  ** Theprincipal business address is One Madison Avenue, New York, NY 10010.


 *** Theprincipal business address is One MetLife Plaza, 27-01 Queens Plaza
        North, Long Island City, NY 11101.


**** Theprincipal business address is Metropolitan Property and Casualty
        Company, 700 Quaker Lane, Warwick, RI 02887.




                                 VOTING RIGHTS

   We own the Eligible Fund shares held in the Variable Account and vote those shares at meetings of the Eligible Fund shareholders. Under Federal securities law, you currently have the right to instruct us how to vote shares that are attributable to your Policy.

   Policy Owners who are entitled to give voting instructions and the number of shares attributable to their Policies are determined as of the meeting record date. If we do not receive timely instructions, we will vote shares in the same proportion as (i) the aggregate cash value of policies giving instructions, respectively, to vote for, against, or withhold votes on a proposition, bears to (ii) the total cash value in that sub-account for all policies for which we receive voting instructions. No voting privileges apply to the Fixed Account or to cash value removed from the Variable Account due to a Policy loan.

   We will vote all Eligible Fund shares held by our general account (or any unregistered separate account for which voting privileges were not extended) in the same proportion as the total of (i) shares for which voting instructions were received and (ii) shares that are voted in proportion to such voting instructions.

   The Eligible Funds' Boards of Trustees monitor events to identify conflicts that may arise from the sale of Eligible Fund shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of an Eligible Fund, or differences in voting instructions given by variable life and variable annuity contract owners and by qualified plans. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected sub-accounts from the Eligible Fund(s), if necessary. If we believe any Eligible Fund action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.

   We may disregard voting instructions for changes in the investment policy, investment adviser or principal underwriter of an Eligible Fund portfolio if required by state insurance law, or if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is prohibited by state authorities or inconsistent with a sub-account's investment objectives. If we do disregard voting instructions, the next annual report to Policy Owners will include a summary of that action and the reasons for it.



                    RESTRICTIONS ON FINANCIAL TRANSACTIONS




   Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.


                               TOLL-FREE NUMBERS

   For information about historical values of the Variable Account sub-accounts, call 1-800-333-2501.

   For sub-account transfers, premium reallocations, or Statements of Additional Information for the Eligible Funds, call 1-800-200-2214.

   You may also call our Client TeleService Center at 1-800-388-4000 for current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or for information about other Policy transactions.

                                 LEGAL MATTERS


   Legal matters in connection with the Policies have been passed on by Anne M. Goggin, General Counsel of NELICO. Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

                                    EXPERTS




   The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement described in Note 6 to the financial statements), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements of NELICO and subsidiaries included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Policyholders of New England Variable Life Separate Account and Board of Directors of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2002, and the related statements of operations and statements of changes in net assets for each of the periods in the three years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying fund managers and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of New England Variable Life Separate Account of NELICO as of December 31, 2002, the results of their operations and the changes in their net assets for each of the periods in the three years then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 6 to the financial statements, the 2001 and 2000 statements of changes in net assets have been restated.

DELOITTE & TOUCHE LLP
Tampa, Florida
April 10, 2003

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                                              ZENITH FUND
                                       -----------------------------------------------------------------------------------------
                                                      STATE STREET   STATE STREET
                                          ZENITH        RESEARCH       RESEARCH      MFS TOTAL    HARRIS OAKMARK   FI STRUCTURED
                                          EQUITY      BOND INCOME    MONEY MARKET     RETURN      FOCUSED VALUE       EQUITY
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       ------------   ------------   ------------   -----------   --------------   -------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
Zenith Equity Portfolio
 (2,383,246 Shares; cost
 $944,397,027).......................  $628,557,355   $         --   $        --    $        --    $         --     $        --
State Street Research Bond Income
 Portfolio
 (1,228,842 Shares; cost
 $133,293,751).......................            --    138,539,663            --             --              --              --
State Street Research Money Market
 Portfolio
 (1,137,330 Shares; cost
 $113,732,901).......................            --             --   113,733,013             --              --              --
MFS Total Return Portfolio
 (574,356 Shares; cost
 $92,237,533)........................            --             --            --     68,830,789              --              --
Harris Oakmark Focused Value
 Portfolio
 (699,281 Shares; cost
 $113,714,981).......................            --             --            --             --     118,409,284              --
FI Structured Equity Portfolio
 (519,375 Shares; cost
 $97,071,589)........................            --             --            --             --              --      64,869,871
Loomis Sayles Small Cap Portfolio
 (783,709 Shares; cost
 $137,472,089).......................            --             --            --             --              --              --
Loomis Sayles Balanced Portfolio
 (1,490,390 Shares; cost
 $20,258,029)........................            --             --            --             --              --              --
Davis Venture Value Portfolio
 (11,928,265 Shares; cost
 $286,984,615).......................            --             --            --             --              --              --
Alger Equity Growth Portfolio
 (12,749,966 Shares; cost
 $321,441,047).......................            --             --            --             --              --              --
Salomon Brothers U.S. Government
 Portfolio
 (104,251 Shares; cost $1,237,923)...            --             --            --             --              --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (107,975 Shares; cost $1,289,589)...            --             --            --             --              --              --
MFS Investors Trust Portfolio
 (635,869 Shares; cost $5,711,634)...            --             --            --             --              --              --
MFS Research Managers Portfolio
 (1,271,750 Shares; cost
 $14,052,394)........................            --             --            --             --              --              --
FI Mid Cap Opportunities Portfolio
 (3,560 Shares; cost $27,829)........            --             --            --             --              --              --
METROPOLITAN FUND
Janus Mid Cap Portfolio
 (2,116,219 Shares; cost
 $41,517,403)........................            --             --            --             --              --              --
Putnam Large Cap Growth Portfolio
 (1,647,111 Shares; cost
 $8,609,367).........................            --             --            --             --              --              --
Russell 2000 Index Portfolio
 (878,449 Shares; cost $8,595,594)...            --             --            --             --              --              --
Putnam International Stock Portfolio
 (3,310,935 Shares; cost
 $34,657,898)........................            --             --            --             --              --              --
State Street Research Aurora
 Portfolio
 (2,807,899 Shares; cost
 $38,089,774)........................            --             --            --             --              --              --
                                       ------------   ------------   ------------   -----------    ------------     -----------
Total investments....................   628,557,355    138,539,663   113,733,013     68,830,789     118,409,284      64,869,871
Cash and Accounts Receivable.........            --             --        69,674             --              --              --
                                       ------------   ------------   ------------   -----------    ------------     -----------
Total assets.........................   628,557,355    138,539,663   113,802,687     68,830,789     118,409,284      64,869,871
LIABILITIES:
Due to New England Life Insurance
 Company.............................     5,702,324      1,256,843     1,101,469        624,439       1,074,219         588,505
                                       ------------   ------------   ------------   -----------    ------------     -----------
NET ASSETS...........................  $622,855,031   $137,282,820   $112,701,218   $68,206,350    $117,335,065     $64,281,366
                                       ============   ============   ============   ===========    ============     ===========

                                                ZENITH FUND
                                       -----------------------------

                                       LOOMIS SAYLES   LOOMIS SAYLES
                                         SMALL CAP       BALANCED
                                         PORTFOLIO       PORTFOLIO
                                       -------------   -------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
Zenith Equity Portfolio
 (2,383,246 Shares; cost
 $944,397,027).......................  $         --     $        --
State Street Research Bond Income
 Portfolio
 (1,228,842 Shares; cost
 $133,293,751).......................            --              --
State Street Research Money Market
 Portfolio
 (1,137,330 Shares; cost
 $113,732,901).......................            --              --
MFS Total Return Portfolio
 (574,356 Shares; cost
 $92,237,533)........................            --              --
Harris Oakmark Focused Value
 Portfolio
 (699,281 Shares; cost
 $113,714,981).......................            --              --
FI Structured Equity Portfolio
 (519,375 Shares; cost
 $97,071,589)........................            --              --
Loomis Sayles Small Cap Portfolio
 (783,709 Shares; cost
 $137,472,089).......................   108,857,223              --
Loomis Sayles Balanced Portfolio
 (1,490,390 Shares; cost
 $20,258,029)........................            --      15,678,907
Davis Venture Value Portfolio
 (11,928,265 Shares; cost
 $286,984,615).......................            --              --
Alger Equity Growth Portfolio
 (12,749,966 Shares; cost
 $321,441,047).......................            --              --
Salomon Brothers U.S. Government
 Portfolio
 (104,251 Shares; cost $1,237,923)...            --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (107,975 Shares; cost $1,289,589)...            --              --
MFS Investors Trust Portfolio
 (635,869 Shares; cost $5,711,634)...            --              --
MFS Research Managers Portfolio
 (1,271,750 Shares; cost
 $14,052,394)........................            --              --
FI Mid Cap Opportunities Portfolio
 (3,560 Shares; cost $27,829)........            --              --
METROPOLITAN FUND
Janus Mid Cap Portfolio
 (2,116,219 Shares; cost
 $41,517,403)........................            --              --
Putnam Large Cap Growth Portfolio
 (1,647,111 Shares; cost
 $8,609,367).........................            --              --
Russell 2000 Index Portfolio
 (878,449 Shares; cost $8,595,594)...            --              --
Putnam International Stock Portfolio
 (3,310,935 Shares; cost
 $34,657,898)........................            --              --
State Street Research Aurora
 Portfolio
 (2,807,899 Shares; cost
 $38,089,774)........................            --              --
                                       ------------     -----------
Total investments....................   108,857,223      15,678,907
Cash and Accounts Receivable.........            --              --
                                       ------------     -----------
Total assets.........................   108,857,223      15,678,907
LIABILITIES:
Due to New England Life Insurance
 Company.............................       987,562         142,240
                                       ------------     -----------
NET ASSETS...........................  $107,869,661     $15,536,667
                                       ============     ===========

                       See Notes to Financial Statements

                                                  ZENITH FUND
    --------------------------------------------------------------------------------------------------------
                                                       SALOMON
       DAVIS                          SALOMON          BROTHERS         MFS          MFS
      VENTURE      ALGER EQUITY      BROTHERS       STRATEGIC BOND   INVESTORS     RESEARCH     FI MID CAP
       VALUE          GROWTH      U.S. GOVERNMENT   OPPORTUNITIES      TRUST       MANAGERS    OPPORTUNITIES
     PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
    ------------   ------------   ---------------   --------------   ----------   ----------   -------------
    $         --   $         --     $       --        $       --     $       --   $       --      $    --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
     231,289,058             --             --                --             --           --           --
              --    176,714,523             --                --             --           --           --
              --             --      1,286,459                --             --           --           --
              --             --             --         1,235,235             --           --           --
              --             --             --                --      4,330,266           --           --
              --             --             --                --             --    8,711,486           --
              --             --             --                --             --           --       29,159
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
    ------------   ------------     ----------        ----------     ----------   ----------      -------
     231,289,058    176,714,523      1,286,459         1,235,235      4,330,266    8,711,486       29,159
              --             --             --                --             --           --           --
    ------------   ------------     ----------        ----------     ----------   ----------      -------
     231,289,058    176,714,523      1,286,459         1,235,235      4,330,266    8,711,486       29,159
       2,098,273      1,603,169         11,671            11,206         39,285       79,031          265
    ------------   ------------     ----------        ----------     ----------   ----------      -------
    $229,190,785   $175,111,354     $1,274,788        $1,224,029     $4,290,981   $8,632,455      $28,894
    ============   ============     ==========        ==========     ==========   ==========      =======

                              METROPOLITAN FUND
     --------------------------------------------------------------------

                     PUTNAM      RUSSELL        PUTNAM       STATE STREET
      JANUS MID    LARGE CAP       2000      INTERNATIONAL     RESEARCH
         CAP         GROWTH       INDEX          STOCK          AURORA
      PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
     -----------   ----------   ----------   -------------   ------------
     $        --   $      --    $       --    $        --    $        --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
      22,029,841          --            --             --             --
              --   5,913,129            --             --             --
              --          --     7,247,200             --             --
              --          --            --     25,692,853             --
              --          --            --             --     31,083,438
     -----------   ----------   ----------    -----------    -----------
      22,029,841   5,913,129     7,247,200     25,692,853     31,083,438
              --          --            --             --             --
     -----------   ----------   ----------    -----------    -----------
      22,029,841   5,913,129     7,247,200     25,692,853     31,083,438
         199,857      53,644        65,747        233,088        281,992
     -----------   ----------   ----------    -----------    -----------
     $21,829,984   $5,859,485   $7,181,453    $25,459,765    $30,801,446
     ===========   ==========   ==========    ===========    ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                                              METROPOLITAN FUND
                                                    ----------------------------------------------------------------------
                                                                                       MORGAN     METLIFE MID
                                                      METLIFE      LEHMAN BROTHERS    STANLEY      CAP STOCK      JANUS
                                                    STOCK INDEX    AGGREGATE BOND    EAFE INDEX      INDEX        GROWTH
                                                     PORTFOLIO     INDEX PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                    ------------   ---------------   ----------   -----------   ----------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio (6,826,967 Shares;
 cost $217,371,181)...............................  $159,819,306     $        --     $      --    $       --    $       --
Lehman Brothers Aggregate Bond Index Portfolio
 (1,927,501 Shares; cost $20,485,160).............            --      21,530,182            --            --            --
Morgan Stanley EAFE Index Portfolio (241,935
 Shares; cost $1,915,937).........................            --              --     1,756,444            --            --
MetLife Mid Cap Stock Index Portfolio (385,823
 Shares; cost $3,856,286).........................            --              --            --     3,422,251            --
Janus Growth Portfolio (251,689 Shares; cost
 $1,711,647)......................................            --              --            --            --     1,366,671
Franklin Templeton Small Cap Growth Portfolio
 (205,844 Shares; cost $1,518,839)................            --              --            --            --            --
State Street Research Investment Trust Portfolio
 (16,992 Shares; cost $362,715)...................            --              --            --            --            --
State Street Research Large Cap Value Portfolio
 (55,894 Shares; cost $454,370)...................            --              --            --            --            --
Neuberger Berman Partners Mid Cap Value Portfolio
 (308,770 Shares; cost $4,168,294)................            --              --            --            --            --
Harris Oakmark Large Cap Value Portfolio (148,762
 Shares; cost $1,482,093).........................            --              --            --            --            --
AMERICAN FUND
American Funds Growth Portfolio (1,301,381 Shares;
 cost $51,283,175)................................            --              --            --            --            --
American Funds Growth-Income Portfolio (1,221,984
 Shares; cost $35,460,027)........................            --              --            --            --            --
American Funds Global Small Cap Portfolio (729,823
 Shares; cost $7,810,378).........................            --              --            --            --            --
FIDELITY FUND
Fidelity VIP Equity-Income Portfolio (7,113,751
 Shares; cost $147,244,213).......................            --              --            --            --            --
Fidelity VIP Overseas Portfolio (7,869,421 Shares;
 cost $145,775,673)...............................            --              --            --            --            --
Fidelity VIP High Income Portfolio (3,175,711
 Shares; cost $23,166,348)........................            --              --            --            --            --
Fidelity VIP Asset Manager Portfolio (1,260,836
 Shares; cost $19,592,852)........................            --              --            --            --            --
MET INVESTORS FUND
MFS Mid Cap Growth Portfolio (345,205 Shares; cost
 $2,054,243)......................................            --              --            --            --            --
PIMCO Total Return Portfolio (1,027,469 Shares;
 cost $11,307,538)................................            --              --            --            --            --
PIMCO Innovation Portfolio (97,532 Shares; cost
 $318,714)........................................            --              --            --            --            --
Met/AIM Mid Cap Core Equity Portfolio (72,082
 Shares; cost $723,217)...........................            --              --            --            --            --
Met/AIM Small Cap Growth Portfolio (131,870
 Shares; cost $1,221,808).........................            --              --            --            --            --
State Street Research Concentrated International
 Portfolio (3,436 Shares; cost $31,303)...........            --              --            --            --            --
                                                    ------------     -----------     ----------   ----------    ----------
Total investments.................................   159,819,306      21,530,182     1,756,444     3,422,251     1,366,671
Cash and Accounts Receivable......................            --              --            --            --            --
                                                    ------------     -----------     ----------   ----------    ----------
Total assets......................................   159,819,306      21,530,182     1,756,444     3,422,251     1,366,671
LIABILITIES:
Due to New England Life Insurance Company.........     1,449,894         195,324        15,935        31,047        12,399
                                                    ------------     -----------     ----------   ----------    ----------
NET ASSETS........................................  $158,369,412     $21,334,858     $1,740,509   $3,391,204    $1,354,272
                                                    ============     ===========     ==========   ==========    ==========

                                                                               METROPOLITAN FUND
                                                    ------------------------------------------------------------------------
                                                                           STATE STREET      STATE STREET       NEUBERGER
                                                    FRANKLIN TEMPLETON       RESEARCH       RESEARCH LARGE   BERMAN PARTNERS
                                                     SMALL CAP GROWTH    INVESTMENT TRUST     CAP VALUE       MID CAP VALUE
                                                        PORTFOLIO           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------   ----------------   --------------   ---------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio (6,826,967 Shares;
 cost $217,371,181)...............................      $       --           $     --          $     --        $       --
Lehman Brothers Aggregate Bond Index Portfolio
 (1,927,501 Shares; cost $20,485,160).............              --                 --                --                --
Morgan Stanley EAFE Index Portfolio (241,935
 Shares; cost $1,915,937).........................              --                 --                --                --
MetLife Mid Cap Stock Index Portfolio (385,823
 Shares; cost $3,856,286).........................              --                 --                --                --
Janus Growth Portfolio (251,689 Shares; cost
 $1,711,647)......................................              --                 --                --                --
Franklin Templeton Small Cap Growth Portfolio
 (205,844 Shares; cost $1,518,839)................       1,319,459                 --                --                --
State Street Research Investment Trust Portfolio
 (16,992 Shares; cost $362,715)...................              --            324,882                --                --
State Street Research Large Cap Value Portfolio
 (55,894 Shares; cost $454,370)...................              --                 --           444,357                --
Neuberger Berman Partners Mid Cap Value Portfolio
 (308,770 Shares; cost $4,168,294)................              --                 --                --         3,939,908
Harris Oakmark Large Cap Value Portfolio (148,762
 Shares; cost $1,482,093).........................              --                 --                --                --
AMERICAN FUND
American Funds Growth Portfolio (1,301,381 Shares;
 cost $51,283,175)................................              --                 --                --                --
American Funds Growth-Income Portfolio (1,221,984
 Shares; cost $35,460,027)........................              --                 --                --                --
American Funds Global Small Cap Portfolio (729,823
 Shares; cost $7,810,378).........................              --                 --                --                --
FIDELITY FUND
Fidelity VIP Equity-Income Portfolio (7,113,751
 Shares; cost $147,244,213).......................              --                 --                --                --
Fidelity VIP Overseas Portfolio (7,869,421 Shares;
 cost $145,775,673)...............................              --                 --                --                --
Fidelity VIP High Income Portfolio (3,175,711
 Shares; cost $23,166,348)........................              --                 --                --                --
Fidelity VIP Asset Manager Portfolio (1,260,836
 Shares; cost $19,592,852)........................              --                 --                --                --
MET INVESTORS FUND
MFS Mid Cap Growth Portfolio (345,205 Shares; cost
 $2,054,243)......................................              --                 --                --                --
PIMCO Total Return Portfolio (1,027,469 Shares;
 cost $11,307,538)................................              --                 --                --                --
PIMCO Innovation Portfolio (97,532 Shares; cost
 $318,714)........................................              --                 --                --                --
Met/AIM Mid Cap Core Equity Portfolio (72,082
 Shares; cost $723,217)...........................              --                 --                --                --
Met/AIM Small Cap Growth Portfolio (131,870
 Shares; cost $1,221,808).........................              --                 --                --                --
State Street Research Concentrated International
 Portfolio (3,436 Shares; cost $31,303)...........              --                 --                --                --
                                                        ----------           --------          --------        ----------
Total investments.................................       1,319,459            324,882           444,357         3,939,908
Cash and Accounts Receivable......................              --                 --                --                --
                                                        ----------           --------          --------        ----------
Total assets......................................       1,319,459            324,882           444,357         3,939,908
LIABILITIES:
Due to New England Life Insurance Company.........          11,970              2,947             4,031            35,743
                                                        ----------           --------          --------        ----------
NET ASSETS........................................      $1,307,489           $321,935          $440,326        $3,904,165
                                                        ==========           ========          ========        ==========

                                                    METROPOLITAN FUND
                                                    ---------------
                                                        HARRIS
                                                     OAKMARK LARGE
                                                       CAP VALUE
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio (6,826,967 Shares;
 cost $217,371,181)...............................    $       --
Lehman Brothers Aggregate Bond Index Portfolio
 (1,927,501 Shares; cost $20,485,160).............            --
Morgan Stanley EAFE Index Portfolio (241,935
 Shares; cost $1,915,937).........................            --
MetLife Mid Cap Stock Index Portfolio (385,823
 Shares; cost $3,856,286).........................            --
Janus Growth Portfolio (251,689 Shares; cost
 $1,711,647)......................................            --
Franklin Templeton Small Cap Growth Portfolio
 (205,844 Shares; cost $1,518,839)................            --
State Street Research Investment Trust Portfolio
 (16,992 Shares; cost $362,715)...................            --
State Street Research Large Cap Value Portfolio
 (55,894 Shares; cost $454,370)...................            --
Neuberger Berman Partners Mid Cap Value Portfolio
 (308,770 Shares; cost $4,168,294)................            --
Harris Oakmark Large Cap Value Portfolio (148,762
 Shares; cost $1,482,093).........................     1,429,605
AMERICAN FUND
American Funds Growth Portfolio (1,301,381 Shares;
 cost $51,283,175)................................            --
American Funds Growth-Income Portfolio (1,221,984
 Shares; cost $35,460,027)........................            --
American Funds Global Small Cap Portfolio (729,823
 Shares; cost $7,810,378).........................            --
FIDELITY FUND
Fidelity VIP Equity-Income Portfolio (7,113,751
 Shares; cost $147,244,213).......................            --
Fidelity VIP Overseas Portfolio (7,869,421 Shares;
 cost $145,775,673)...............................            --
Fidelity VIP High Income Portfolio (3,175,711
 Shares; cost $23,166,348)........................            --
Fidelity VIP Asset Manager Portfolio (1,260,836
 Shares; cost $19,592,852)........................            --
MET INVESTORS FUND
MFS Mid Cap Growth Portfolio (345,205 Shares; cost
 $2,054,243)......................................            --
PIMCO Total Return Portfolio (1,027,469 Shares;
 cost $11,307,538)................................            --
PIMCO Innovation Portfolio (97,532 Shares; cost
 $318,714)........................................            --
Met/AIM Mid Cap Core Equity Portfolio (72,082
 Shares; cost $723,217)...........................            --
Met/AIM Small Cap Growth Portfolio (131,870
 Shares; cost $1,221,808).........................            --
State Street Research Concentrated International
 Portfolio (3,436 Shares; cost $31,303)...........            --
                                                      ----------
Total investments.................................     1,429,605
Cash and Accounts Receivable......................            --
                                                      ----------
Total assets......................................     1,429,605
LIABILITIES:
Due to New England Life Insurance Company.........        12,969
                                                      ----------
NET ASSETS........................................    $1,416,636
                                                      ==========

                       See Notes to Financial Statements

                    AMERICAN FUND                                           FIDELITY FUND
    ----------------------------------------------   ------------------------------------------------------------
     AMERICAN       AMERICAN                                                         FIDELITY VIP
       FUNDS      FUNDS GROWTH-    AMERICAN FUNDS    FIDELITY VIP    FIDELITY VIP        HIGH       FIDELITY VIP
      GROWTH         INCOME       GLOBAL SMALL CAP   EQUITY-INCOME     OVERSEAS         INCOME      ASSET MANAGER
     PORTFOLIO      PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
    -----------   -------------   ----------------   -------------   -------------   ------------   -------------
    $        --    $        --       $       --      $         --     $        --    $        --     $        --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
     43,322,970             --               --                --              --             --              --
             --     31,185,027               --                --              --             --              --
             --             --        6,736,270                --              --             --              --
             --             --               --       129,185,724              --             --              --
             --             --               --                --      86,406,241             --              --
             --             --               --                --              --     18,831,968              --
             --             --               --                --              --             --      16,075,654
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
    -----------    -----------       ----------      ------------     -----------    -----------     -----------
     43,322,970     31,185,027        6,736,270       129,185,724      86,406,241     18,831,968      16,075,654
        284,077             --               --                --              --             --              --
    -----------    -----------       ----------      ------------     -----------    -----------     -----------
     43,607,047     31,185,027        6,736,270       129,185,724      86,406,241     18,831,968      16,075,654
             --        954,105           82,336         1,171,984         783,885        170,845         145,840
    -----------    -----------       ----------      ------------     -----------    -----------     -----------
    $43,607,047    $30,230,922       $6,653,934      $128,013,740     $85,622,356    $18,661,123     $15,929,814
    ===========    ===========       ==========      ============     ===========    ===========     ===========

                                        MET INVESTORS FUND
     -----------------------------------------------------------------------------------------
      MFS MID                                   MET/AIM      MET/AIM     STATE STREET RESEARCH
        CAP          PIMCO         PIMCO        MID CAP     SMALL CAP        CONCENTRATED
       GROWTH     TOTAL RETURN   INNOVATION   CORE EQUITY     GROWTH         INTERNATIONAL
     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO          PORTFOLIO
     ----------   ------------   ----------   -----------   ----------   ---------------------
     $       --   $        --     $     --     $     --     $       --          $    --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
      1,608,654            --           --           --             --               --
             --    11,651,503           --           --             --               --
             --            --      298,449           --             --               --
             --            --           --      709,285             --               --
             --            --           --           --      1,140,675               --
             --            --           --           --             --           30,548
     ----------   -----------     --------     --------     ----------          -------
      1,608,654    11,651,503      298,449      709,285      1,140,675           30,548
             --            --           --           --             --               --
     ----------   -----------     --------     --------     ----------          -------
      1,608,654    11,651,503      298,449      709,285      1,140,675           30,548
         14,594       105,703        2,708        6,435         10,348              277
     ----------   -----------     --------     --------     ----------          -------
     $1,594,060   $11,545,800     $295,741     $702,850     $1,130,327          $30,271
     ==========   ===========     ========     ========     ==========          =======

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                           ZENITH FUND
                                    -----------------------------------------------------------------------------------------
                                                   ZENITH EQUITY                             STATE STREET RESEARCH
                                                     PORTFOLIO                               BOND INCOME PORTFOLIO
                                    --------------------------------------------   ------------------------------------------
                                       FOR THE         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002            2001            2000           2002           2001           2000
                                    -------------   -------------   ------------   ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................  $  2,662,934    $ 14,861,966    $ 6,825,924     $5,955,168     $7,824,384     $       --
 Expenses.........................     4,419,284       5,409,982      6,877,345        813,619        639,637        511,944
                                    -------------   -------------   ------------    ----------     ----------     ----------
Net investment (loss) income......    (1,756,350)      9,451,984        (51,421)     5,141,549      7,184,747       (511,944)
                                    -------------   -------------   ------------    ----------     ----------     ----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............    15,512,708      (2,138,650)        65,557      1,095,749         (7,181)       (36,738)
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......  (202,056,844)   (195,071,228)   (63,482,902)     3,365,793        291,924      6,087,779
                                    -------------   -------------   ------------    ----------     ----------     ----------
Net realized and unrealized
 (losses) gains on investments....  (186,544,136)   (197,209,878)   (63,417,345)     4,461,542        284,743      6,051,041
                                    -------------   -------------   ------------    ----------     ----------     ----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(188,300,486)  $(187,757,894)  $(63,468,766)   $9,603,091     $7,469,490     $5,539,097
                                    =============   =============   ============    ==========     ==========     ==========

                                                   ZENITH FUND
                                    ------------------------------------------
                                              STATE STREET RESEARCH
                                              MONEY MARKET PORTFOLIO
                                    ------------------------------------------
                                      FOR THE        FOR THE        FOR THE
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002           2001           2000
                                    ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................   $1,416,764     $3,437,775     $4,511,876
 Expenses.........................      531,130        495,268        500,145
                                     ----------     ----------     ----------
Net investment (loss) income......      885,634      2,942,507      4,011,731
                                     ----------     ----------     ----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............           --             --             --
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......           --             --             --
                                     ----------     ----------     ----------
Net realized and unrealized
 (losses) gains on investments....           --             --             --
                                     ----------     ----------     ----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................   $  885,634     $2,942,507     $4,011,731
                                     ==========     ==========     ==========

                       See Notes to Financial Statements

                                        ZENITH FUND
-------------------------------------------------------------------------------------------
                 MFS TOTAL RETURN                          HARRIS OAKMARK FOCUSED
                    PORTFOLIO                                 VALUE PORTFOLIO
    ------------------------------------------   ------------------------------------------
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002           2001           2000           2002           2001           2000
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 8,009,640    $13,736,454    $ 1,581,304    $   227,624    $   378,221     $       --
        438,539        436,823        448,504        694,231        481,741        259,625
    ------------   -----------    -----------    ------------   -----------     ----------
      7,571,101     13,299,631      1,132,800       (466,607)      (103,520)      (259,625)
    ------------   -----------    -----------    ------------   -----------     ----------
        687,033        (18,326)       (42,829)     3,813,413         26,315        (23,066)
    (12,621,080)   (16,406,840)    (3,979,194)   (15,327,523)    16,647,698      7,704,271
    ------------   -----------    -----------    ------------   -----------     ----------
    (11,934,047)   (16,425,166)    (4,022,023)   (11,514,110)    16,674,013      7,681,205
    ------------   -----------    -----------    ------------   -----------     ----------
    $(4,362,946)   $(3,125,535)   $(2,889,223)   $(11,980,717)  $16,570,493     $7,421,580
    ============   ===========    ===========    ============   ===========     ==========

                                           ZENITH FUND
---  ---------------------------------------------------------------------------------------
                FI STRUCTURED EQUITY                       LOOMIS SAYLES SMALL CAP
                     PORTFOLIO                                    PORTFOLIO
     ------------------------------------------   ------------------------------------------
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002           2001           2000           2002           2001           2000
     ------------   ------------   ------------   ------------   ------------   ------------
     $   676,406    $   814,774    $ 2,499,909    $   140,106    $10,644,439     $1,181,882
         480,986        591,043        659,437        796,837        900,016        902,187
     ------------   ------------   -----------    ------------   ------------    ----------
         195,420        223,731      1,840,472       (656,731)     9,744,423        279,695
     ------------   ------------   -----------    ------------   ------------    ----------
       1,899,725       (100,512)       (18,902)     4,513,962         (5,616)       145,497
     (18,712,878)   (14,499,780)    (7,555,204)   (34,940,969)   (23,777,058)     2,636,194
     ------------   ------------   -----------    ------------   ------------    ----------
     (16,813,153)   (14,600,292)    (7,574,106)   (30,427,007)   (23,782,674)     2,781,691
     ------------   ------------   -----------    ------------   ------------    ----------
     $(16,617,733)  $(14,376,561)  $(5,733,634)   $(31,083,738)  $(14,038,251)   $3,061,386
     ============   ============   ===========    ============   ============    ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                          ZENITH FUND
                                    ---------------------------------------------------------------------------------------
                                              LOOMIS SAYLES BALANCED                        DAVIS VENTURE VALUE
                                                    PORTFOLIO                                    PORTFOLIO
                                    ------------------------------------------   ------------------------------------------
                                      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002           2001           2000           2002           2001           2000
                                    ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................  $   387,846    $   712,069     $   5,904     $ 2,231,971    $25,909,682    $        --
 Expenses.........................      111,358        120,816       117,597       1,567,223      1,680,747      1,440,887
                                    -----------    -----------     ---------     ------------   ------------   -----------
Net investment (loss) income......      276,488        591,253      (111,693)        664,748     24,228,935     (1,440,887)
                                    -----------    -----------     ---------     ------------   ------------   -----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............   (1,537,528)       (21,371)       79,174       8,638,974        (20,358)      (178,858)
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......   (1,288,815)    (1,463,815)     (439,098)    (56,221,915)   (55,778,227)    17,900,696
                                    -----------    -----------     ---------     ------------   ------------   -----------
Net realized and unrealized
 (losses) gains on investments....   (2,826,343)    (1,485,186)     (359,924)    (47,582,941)   (55,798,585)    17,721,838
                                    -----------    -----------     ---------     ------------   ------------   -----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(2,549,855)   $  (893,933)    $(471,617)    $(46,918,193)  $(31,569,650)  $16,280,951
                                    ===========    ===========     =========     ============   ============   ===========

                                                   ZENITH FUND
                                    ------------------------------------------
                                               ALGER EQUITY GROWTH
                                                    PORTFOLIO
                                    ------------------------------------------
                                      FOR THE        FOR THE        FOR THE
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002           2001           2000
                                    ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................  $        --    $17,711,821    $  3,306,492
 Expenses.........................    1,346,954      1,827,854       1,981,053
                                    ------------   ------------   ------------
Net investment (loss) income......   (1,346,954)    15,883,967       1,325,439
                                    ------------   ------------   ------------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............    3,186,557     (3,900,025)        416,391
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......  (92,753,612)   (51,416,836)    (52,833,134)
                                    ------------   ------------   ------------
Net realized and unrealized
 (losses) gains on investments....  (89,567,055)   (55,316,861)    (52,416,743)
                                    ------------   ------------   ------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(90,914,009)  $(39,432,894)  $(51,091,304)
                                    ============   ============   ============

                       See Notes to Financial Statements

                                        ZENITH FUND
    ---------------------------------------------------------------------------------------
              SALOMON BROTHERS U.S.                      SALOMON BROTHERS STRATEGIC
               GOVERNMENT PORTFOLIO                     BOND OPPORTUNITIES PORTFOLIO
    ------------------------------------------   ------------------------------------------
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002           2001           2000           2002           2001           2000
    ------------   ------------   ------------   ------------   ------------   ------------
      $41,032        $50,491        $    --        $ 85,774       $ 93,555       $     --
          702          7,530          7,636          11,878         10,518         10,241
      -------        -------        -------        --------       --------       --------
       40,330         42,961         (7,636)         73,896         83,037        (10,241)
      -------        -------        -------        --------       --------       --------
        7,689             86            148         (26,212)           340          5,936
       24,678          4,160         76,520          52,240        (18,408)        66,382
      -------        -------        -------        --------       --------       --------
       32,367          4,246         76,668          26,028        (18,068)        72,318
      -------        -------        -------        --------       --------       --------
      $72,697        $47,207        $69,032        $ 99,924       $ 64,969       $ 62,077
      =======        =======        =======        ========       ========       ========

                                           ZENITH FUND
     ---------------------------------------------------------------------------------------
                MFS INVESTORS TRUST                         MFS RESEARCH MANAGERS
                     PORTFOLIO                                    PORTFOLIO
     ------------------------------------------   ------------------------------------------
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002           2001           2000           2002           2001           2000
     ------------   ------------   ------------   ------------   ------------   ------------
     $    20,402     $  17,364       $    966     $    18,116    $   129,228    $     2,453
          25,204        24,863         13,612          63,539         81,648         41,150
     -----------     ---------       --------     -----------    -----------    -----------
          (4,802)       (7,499)       (12,646)        (45,423)        47,580        (38,697)
     -----------     ---------       --------     -----------    -----------    -----------
        (398,792)      (11,947)        (1,002)     (2,345,654)      (277,116)        60,137
        (679,536)     (702,670)       (20,733)       (643,921)    (3,572,735)    (1,262,543)
     -----------     ---------       --------     -----------    -----------    -----------
      (1,078,328)     (714,617)       (21,735)     (2,989,575)    (3,849,851)    (1,202,406)
     -----------     ---------       --------     -----------    -----------    -----------
     $(1,083,130)    $(722,116)      $(34,381)    $(3,034,998)   $(3,802,271)   $(1,241,103)
     ===========     =========       ========     ===========    ===========    ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                      ZENITH FUND                  METROPOLITAN FUND
                                     --------------   --------------------------------------------
                                       FI MID CAP
                                     OPPORTUNITIES                   JANUS MID CAP
                                       PORTFOLIO                       PORTFOLIO
                                     --------------   --------------------------------------------
                                     FOR THE PERIOD     FOR THE        FOR THE      FOR THE PERIOD
                                     MAY 1, 2002 TO    YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO
                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          2002            2002           2001            2000
                                     --------------   ------------   ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................      $   --       $        --    $        --     $  1,356,774
 Expenses..........................          62           135,700        161,569           62,269
                                         ------       ------------   ------------    ------------
Net investment (loss) income.......         (62)         (135,700)      (161,569)       1,294,505
                                         ------       ------------   ------------    ------------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions.............         186       (12,257,869)      (417,064)         764,362
Change in net unrealized
 (depreciation) appreciation of
 investments for the period........       1,330         3,466,757    (11,300,813)     (11,653,506)
                                         ------       ------------   ------------    ------------
Net realized and unrealized
 (losses) gains on investments.....       1,516        (8,791,112)   (11,717,877)     (10,889,144)
                                         ------       ------------   ------------    ------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................      $1,454       $(8,926,812)   $(11,879,446)   $ (9,594,639)
                                         ======       ============   ============    ============

                                                  METROPOLITAN FUND
                                     --------------------------------------------

                                                   PUTNAM LARGE CAP
                                                   GROWTH PORTFOLIO
                                     --------------------------------------------
                                       FOR THE        FOR THE      FOR THE PERIOD
                                      YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         2002           2001            2000
                                     ------------   ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................  $        --    $        --     $        --
 Expenses..........................       33,891         36,744          10,822
                                     -----------    -----------     -----------
Net investment (loss) income.......      (33,891)       (36,744)        (10,822)
                                     -----------    -----------     -----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions.............   (2,630,379)      (249,945)          4,567
Change in net unrealized
 (depreciation) appreciation of
 investments for the period........      539,725     (2,008,286)     (1,227,677)
                                     -----------    -----------     -----------
Net realized and unrealized
 (losses) gains on investments.....   (2,090,654)    (2,258,231)     (1,223,110)
                                     -----------    -----------     -----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $(2,124,545)   $(2,294,975)    $(1,233,932)
                                     ===========    ===========     ===========

                       See Notes to Financial Statements

                                                      METROPOLITAN FUND
    -------------------------------------------------------------------------------------------------------------------------
                 RUSSELL 2000 INDEX                           PUTNAM INTERNATIONAL                  STATE STREET RESEARCH
                     PORTFOLIO                                  STOCK PORTFOLIO                       AURORA PORTFOLIO
    --------------------------------------------   ------------------------------------------   -----------------------------
      FOR THE        FOR THE      FOR THE PERIOD     FOR THE        FOR THE        FOR THE        FOR THE      FOR THE PERIOD
     YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    MAY 1, 2001 TO
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2002           2001            2000            2002           2001           2000           2002            2001
    ------------   ------------   --------------   ------------   ------------   ------------   ------------   --------------
    $    40,726      $ 10,030       $ 306,539      $   206,841    $   766,200    $   375,644    $   134,323       $     --
         33,860        22,945           5,829          152,218        138,598        146,270        122,294         33,101
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
          6,866       (12,915)        300,710           54,623        627,602        229,374         12,029        (33,101)
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
       (563,915)      (22,652)         22,026         (449,822)      (115,753)        (3,434)      (643,247)        (9,118)
     (1,042,793)      337,385        (642,986)      (4,539,403)    (5,013,560)    (3,060,509)    (7,624,022)       617,685
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
     (1,606,708)      314,733        (620,960)      (4,989,225)    (5,129,313)    (3,063,943)    (8,267,269)       608,567
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
    $(1,599,842)     $301,818       $(320,250)     $(4,934,602)   $(4,501,711)   $(2,834,569)   $(8,255,240)      $575,466
    ===========      ========       =========      ===========    ===========    ===========    ===========       ========

                 METROPOLITAN FUND
     ------------------------------------------
                METLIFE STOCK INDEX
                     PORTFOLIO
     ------------------------------------------
       FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002           2001           2000
     ------------   ------------   ------------
     $ 3,032,777    $ 7,336,294    $    149,711
       1,116,031      1,296,360       1,351,047
     ------------   ------------   ------------
       1,916,746      6,039,934      (1,201,336)
     ------------   ------------   ------------
      (5,805,619)    26,752,426        (203,449)
     (42,875,959)   (59,509,369)    (18,851,825)
     ------------   ------------   ------------
     (48,681,578)   (32,756,943)    (19,055,274)
     ------------   ------------   ------------
     $(46,764,832)  $(26,717,009)  $(20,256,610)
     ============   ============   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                           METROPOLITAN FUND
                                     ---------------------------------------------------------------------------------------------
                                       LEHMAN BROTHERS AGGREGATE       MORGAN STANLEY EAFE INDEX      METLIFE MID CAP STOCK INDEX
                                         BOND INDEX PORTFOLIO                  PORTFOLIO                       PORTFOLIO
                                     -----------------------------   -----------------------------   -----------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                     FOR THE YEAR    MAY 1, 2001     FOR THE YEAR    MAY 1, 2001     FOR THE YEAR    MAY 1, 2001
                                        ENDED             TO            ENDED             TO            ENDED             TO
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002            2001            2002            2001            2002            2001
                                     ------------   --------------   ------------   --------------   ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................   $  283,297       $    --        $   3,876        $    --        $   7,631        $    --
 Expenses..........................       56,571         6,116            5,176            591           12,985          1,777
                                      ----------       -------        ---------        -------        ---------        -------
 Net investment (loss) income......      226,726        (6,116)          (1,300)          (591)          (5,354)        (1,777)
                                      ----------       -------        ---------        -------        ---------        -------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
 Net realized gains (losses) from
  security transactions............       85,942           822          (48,380)            16          (54,202)            26
 Change in net unrealized
  (depreciation) appreciation of
  investments for the period.......    1,000,240        44,782         (155,310)        (4,182)        (478,537)        44,502
                                      ----------       -------        ---------        -------        ---------        -------
 Net realized and unrealized
  (losses) gains on investments....    1,086,182        45,604         (203,690)        (4,166)        (532,739)        44,528
                                      ----------       -------        ---------        -------        ---------        -------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................   $1,312,908       $39,488        $(204,990)       $(4,757)       $(538,093)       $42,751
                                      ==========       =======        =========        =======        =========        =======

                                           METROPOLITAN FUND
                                     -----------------------------

                                        JANUS GROWTH PORTFOLIO
                                     -----------------------------
                                                    FOR THE PERIOD
                                     FOR THE YEAR    MAY 1, 2001
                                        ENDED             TO
                                     DECEMBER 31,    DECEMBER 31,
                                         2002            2001
                                     ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................   $      --        $     --
 Expenses..........................       6,201           1,591
                                      ---------        --------
 Net investment (loss) income......      (6,201)         (1,591)
                                      ---------        --------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
 Net realized gains (losses) from
  security transactions............     (97,313)           (798)
 Change in net unrealized
  (depreciation) appreciation of
  investments for the period.......    (305,291)        (39,685)
                                      ---------        --------
 Net realized and unrealized
  (losses) gains on investments....    (402,604)        (40,483)
                                      ---------        --------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................   $(408,805)       $(42,074)
                                      =========        ========

                       See Notes to Financial Statements

    -----------------------------------------------------------------------------------------   -----------------------------
                                      METROPOLITAN FUND                                                 AMERICAN FUND
          FRANKLIN                            STATE STREET      NEUBERGER          HARRIS
         TEMPLETON          STATE STREET        RESEARCH          BERMAN          OAKMARK
         SMALL CAP            RESEARCH         LARGE CAP       PARTNERS MID      LARGE CAP
           GROWTH            INVESTMENT          VALUE          CAP VALUE          VALUE            AMERICAN FUNDS GROWTH
         PORTFOLIO         TRUST PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO                PORTFOLIO
    --------------------   ---------------   --------------   --------------   --------------   -----------------------------
       FOR THE PERIOD      FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD                  FOR THE PERIOD
        JANUARY 14,          JANUARY 14,      MAY 1, 2002      JANUARY 14,      MAY 1, 2002     FOR THE YEAR    MAY 1, 2001
          2002 TO              2002 TO             TO            2002 TO             TO            ENDED             TO
        DECEMBER 31,        DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            2002                2002              2002             2002             2002            2002            2001
    --------------------   ---------------   --------------   --------------   --------------   ------------   --------------
         $      --            $    551         $   2,002        $   1,558         $  8,226      $    14,213      $ 703,326
             3,846                 787               768            9,756            2,350          183,023         33,863
         ---------            --------         ---------        ---------         --------      -----------      ---------
            (3,846)               (236)            1,234           (8,198)           5,876         (168,810)       669,463
         ---------            --------         ---------        ---------         --------      -----------      ---------
           (64,412)             (5,406)           (5,405)         (18,580)         (13,014)      (1,769,305)        (5,360)
          (199,380)            (37,833)          (10,014)        (228,386)         (52,488)      (7,716,831)      (243,374)
         ---------            --------         ---------        ---------         --------      -----------      ---------
          (263,792)            (43,239)          (15,419)        (246,966)         (65,502)      (9,486,136)      (248,734)
         ---------            --------         ---------        ---------         --------      -----------      ---------
         $(267,638)           $(43,475)        $ (14,185)       $(255,164)        $(59,626)     $(9,654,946)     $ 420,729
         =========            ========         =========        =========         ========      ===========      =========

     -------------------------------------------------------------
                             AMERICAN FUND

        AMERICAN FUNDS GROWTH-        AMERICAN FUNDS GLOBAL SMALL
           INCOME PORTFOLIO                  CAP PORTFOLIO
     -----------------------------   -----------------------------
                    FOR THE PERIOD                  FOR THE PERIOD
     FOR THE YEAR    MAY 1, 2001     FOR THE YEAR    MAY 1, 2001
        ENDED             TO            ENDED             TO
     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
         2002            2001            2002            2001
     ------------   --------------   ------------   --------------
     $   308,267      $ 247,020      $    39,924       $ 19,030
         127,280         27,140           28,754          3,946
     -----------      ---------      -----------       --------
         180,987        219,880           11,170         15,084
     -----------      ---------      -----------       --------
        (667,401)        (4,325)        (190,487)        (4,543)
      (4,433,373)       158,373       (1,204,973)       130,865
     -----------      ---------      -----------       --------
      (5,100,774)       154,048       (1,395,460)       126,322
     -----------      ---------      -----------       --------
     $(4,919,787)     $ 373,928      $(1,384,290)      $141,406
     ===========      =========      ===========       ========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                               FIDELITY FUND
                                          ---------------------------------------------------------------------------------------
                                                  FIDELITY VIP EQUITY-INCOME                     FIDELITY VIP OVERSEAS
                                                          PORTFOLIO                                    PORTFOLIO
                                          ------------------------------------------   ------------------------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2002           2001           2000           2002           2001           2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends..............................  $ 6,356,366    $11,204,132    $13,394,545    $   781,287    $24,381,084    $ 16,105,748
 Expenses...............................      953,331      1,103,777      1,054,512        607,951        762,426       1,056,320
                                          ------------   ------------   -----------    ------------   ------------   ------------
Net investment (loss) income............    5,403,035     10,100,355     12,340,033        173,336     23,618,658      15,049,428
                                          ------------   ------------   -----------    ------------   ------------   ------------
NET REALIZED AND UNREALIZED (LOSSES)
 GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..................    5,466,327         (2,881)      (452,602)    (2,238,040)   (23,051,827)         27,078
Change in net unrealized (depreciation)
 appreciation of investments for the
 period.................................  (40,377,303)   (20,180,653)        89,353    (21,574,452)   (34,163,623)    (55,495,585)
                                          ------------   ------------   -----------    ------------   ------------   ------------
Net realized and unrealized (losses)
 gains on investments...................  (34,910,976)   (20,183,534)      (363,249)   (23,812,492)   (57,215,450)    (55,468,507)
                                          ------------   ------------   -----------    ------------   ------------   ------------
NET (DECREASE) INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $(29,507,941)  $(10,083,179)  $11,976,784    $(23,639,156)  $(33,596,792)  $(40,419,079)
                                          ============   ============   ===========    ============   ============   ============

                       See Notes to Financial Statements

                                         FIDELITY FUND                                              MET INVESTORS FUND
    ---------------------------------------------------------------------------------------   -------------------------------

                                                                                               MFS MID CAP         PIMCO
             FIDELITY VIP HIGH INCOME                    FIDELITY VIP ASSET MANAGER               GROWTH        TOTAL RETURN
                    PORTFOLIO                                    PORTFOLIO                      PORTFOLIO        PORTFOLIO
    ------------------------------------------   ------------------------------------------   --------------   --------------
                                                                                              FOR THE PERIOD   FOR THE PERIOD
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       JANUARY 14,      MAY 1, 2002
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       2002 TO             TO
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
        2002           2001           2000           2002           2001           2000            2002             2002
    ------------   ------------   ------------   ------------   ------------   ------------   --------------   --------------
    $ 1,585,639    $ 1,758,933    $ 1,006,372    $   633,629    $   849,491    $ 1,452,323      $   9,464         $     --
        101,931         95,020        103,143        101,658        104,280         95,403          5,849           55,100
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
      1,483,708      1,663,913        903,229        531,971        745,211      1,356,920          3,615          (55,100)
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
     (5,162,418)      (408,150)       261,479       (432,857)       (35,169)        16,825       (132,297)          29,320
      4,578,778     (2,905,218)    (5,088,040)    (1,776,281)    (1,423,225)    (2,075,320)      (445,589)         343,965
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
       (583,640)    (3,313,368)    (4,826,561)    (2,209,138)    (1,458,394)    (2,058,495)      (577,886)         373,285
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
    $   900,068    $(1,649,455)   $(3,923,332)   $(1,677,167)   $  (713,183)   $  (701,575)     $(574,271)        $318,185
    ===========    ===========    ===========    ===========    ===========    ===========      =========         ========


                            MET INVESTORS FUND
     -----------------------------------------------------------------
                                                         STATE STREET
                         MET/AIM          MET/AIM          RESEARCH
         PIMCO           MID CAP         SMALL CAP       CONCENTRATED
       INNOVATION      CORE EQUITY         GROWTH       INTERNATIONAL
       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
     --------------   --------------   --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
      JANUARY 14,      MAY 1, 2002      MAY 1, 2002      MAY 1, 2002
        2002 TO             TO               TO               TO
      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
          2002             2002             2002             2002
     --------------   --------------   --------------   --------------
       $      --         $    852         $     --         $    45
           1,032            1,301            2,314              59
       ---------         --------         --------         -------
          (1,032)            (449)          (2,314)            (14)
       ---------         --------         --------         -------
        (177,812)          (1,711)         (12,284)           (277)
         (20,265)         (13,932)         (81,133)           (756)
       ---------         --------         --------         -------
        (198,077)         (15,643)         (93,417)         (1,033)
       ---------         --------         --------         -------
       $(199,109)        $(16,092)        $(95,731)        $(1,047)
       =========         ========         ========         =======

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                       ZENITH FUND
                                     -----------------------------------------------
                                                 ZENITH EQUITY PORTFOLIO
                                     -----------------------------------------------
                                                      AS RESTATED      AS RESTATED
                                        FOR THE         FOR THE          FOR THE
                                      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                         2002           2001(A)          2000(A)
                                     -------------   --------------   --------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $  (1,756,350)  $    9,451,984   $      (51,421)
 Net realized gains (losses) from
  security transactions............     15,512,708       (2,138,650)          65,557
 Change in net unrealized
  (depreciation) appreciation of
  investments......................   (202,056,844)    (195,071,228)     (63,482,902)
                                     -------------   --------------   --------------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (188,300,486)    (187,757,894)     (63,468,766)
                                     -------------   --------------   --------------
From capital transactions:
 Net premiums......................    105,524,901      120,702,047      134,719,373
 Redemptions.......................    (50,874,532)     (49,494,401)     (55,233,072)
                                     -------------   --------------   --------------
 Total net premiums
  (redemptions)....................     54,650,369       71,207,646       79,486,301
 Net portfolio transfers...........    (47,937,061)     (43,536,243)     (53,936,979)
 Net other transfers...............    (65,387,798)     (69,956,494)     (87,622,165)
                                     -------------   --------------   --------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................    (58,674,490)     (42,285,091)     (62,072,843)
                                     -------------   --------------   --------------
NET CHANGE IN NET ASSETS...........   (246,974,976)    (230,042,985)    (125,541,609)
NET ASSETS -- BEGINNING OF
 PERIOD............................    869,830,007    1,099,872,992    1,225,414,601
                                     -------------   --------------   --------------
NET ASSETS -- END OF PERIOD........  $ 622,855,031   $  869,830,007   $1,099,872,992
                                     =============   ==============   ==============

                                                                             ZENITH FUND
                                     --------------------------------------------------------------------------------------------
                                      STATE STREET RESEARCH BOND INCOME PORTFOLIO    STATE STREET RESEARCH MONEY MARKET PORTFOLIO
                                     ---------------------------------------------   --------------------------------------------
                                                      AS RESTATED     AS RESTATED                    AS RESTATED     AS RESTATED
                                        FOR THE         FOR THE         FOR THE        FOR THE         FOR THE         FOR THE
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         2002           2001(A)         2000(A)          2002          2001(A)         2000(A)
                                     -------------   -------------   -------------   ------------   -------------   -------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $  5,141,549    $  7,184,747    $   (511,944)   $    885,634   $   2,942,507   $   4,011,731
 Net realized gains (losses) from
  security transactions............     1,095,749          (7,181)        (36,738)             --              --              --
 Change in net unrealized
  (depreciation) appreciation of
  investments......................     3,365,793         291,924       6,087,779              --              --              --
                                     ------------    ------------    ------------    ------------   -------------   -------------
  Net (decrease) increase in net
   assets resulting from
   operations......................     9,603,091       7,469,490       5,539,097         885,634       2,942,507       4,011,731
                                     ------------    ------------    ------------    ------------   -------------   -------------
From capital transactions:
 Net premiums......................    20,903,173      16,079,114      12,375,855      89,038,110     183,577,288     236,841,520
 Redemptions.......................    (5,188,578)     (3,983,921)     (3,301,128)    (12,316,384)     (7,992,640)     (6,646,266)
                                     ------------    ------------    ------------    ------------   -------------   -------------
 Total net premiums
  (redemptions)....................    15,714,595      12,095,193       9,074,727      76,721,726     175,584,648     230,195,254
 Net portfolio transfers...........    11,316,930      21,636,526      (1,050,289)    (41,624,400)   (144,125,333)   (209,452,023)
 Net other transfers...............   (13,447,775)     (8,811,574)     (6,327,311)    (21,898,761)    (19,899,736)    (87,904,587)
                                     ------------    ------------    ------------    ------------   -------------   -------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................    13,583,750      24,920,145       1,697,127      13,198,565      11,559,579     (67,161,356)
                                     ------------    ------------    ------------    ------------   -------------   -------------
NET CHANGE IN NET ASSETS...........    23,186,841      32,389,635       7,236,224      14,084,199      14,502,086     (63,149,625)
NET ASSETS -- BEGINNING OF
 PERIOD............................   114,095,979      81,706,344      74,470,120      98,617,019      84,114,933     147,264,558
                                     ------------    ------------    ------------    ------------   -------------   -------------
NET ASSETS -- END OF PERIOD........  $137,282,820    $114,095,979    $ 81,706,344    $112,701,218   $  98,617,019   $  84,114,933
                                     ============    ============    ============    ============   =============   =============

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                        ZENITH FUND
-------------------------------------------------------------------------------------------
            MFS TOTAL RETURN PORTFOLIO             HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
    ------------------------------------------   ------------------------------------------
                   AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 7,571,101    $13,299,631    $ 1,132,800    $   (466,607)  $   (103,520)  $  (259,625)
        687,033        (18,326)       (42,829)      3,813,413         26,315       (23,066)
    (12,621,080)   (16,406,840)    (3,979,194)    (15,327,523)    16,647,698     7,704,271
    ------------   ------------   -----------    ------------   ------------   -----------
     (4,362,946)    (3,125,535)    (2,889,223)    (11,980,717)    16,570,493     7,421,580
    ------------   ------------   -----------    ------------   ------------   -----------
     11,019,716     10,244,678     10,169,186      21,761,800     12,235,298     6,884,739
     (3,005,418)    (2,836,810)    (3,369,050)     (5,167,843)    (2,702,206)   (1,424,090)
    ------------   ------------   -----------    ------------   ------------   -----------
      8,014,298      7,407,868      6,800,136      16,593,957      9,533,092     5,460,649
      2,047,593      3,235,428     (1,102,701)     23,836,746     34,392,616        19,759
     (6,659,290)    (5,371,662)    (5,538,911)    (12,156,751)    (6,740,000)   (2,474,562)
    ------------   ------------   -----------    ------------   ------------   -----------
      3,402,601      5,271,634        158,524      28,273,952     37,185,708     3,005,846
    ------------   ------------   -----------    ------------   ------------   -----------
       (960,345)     2,146,099     (2,730,699)     16,293,235     53,756,201    10,427,426
     69,166,695     67,020,596     69,751,295     101,041,830     47,285,629    36,858,203
    ------------   ------------   -----------    ------------   ------------   -----------
    $68,206,350    $69,166,695    $67,020,596    $117,335,065   $101,041,830   $47,285,629
    ============   ============   ===========    ============   ============   ===========

                                           ZENITH FUND
---  ---------------------------------------------------------------------------------------
           FI STRUCTURED EQUITY PORTFOLIO             LOOMIS SAYLES SMALL CAP PORTFOLIO
     ------------------------------------------   ------------------------------------------
                    AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
     ------------   ------------   ------------   ------------   ------------   ------------
     $   195,420    $   223,731    $ 1,840,472    $   (656,731)  $  9,744,423   $    279,695
       1,899,725       (100,512)       (18,902)      4,513,962         (5,616)       145,497
     (18,712,878)   (14,499,780)    (7,555,204)    (34,940,969)   (23,777,058)     2,636,194
     ------------   ------------   -----------    ------------   ------------   ------------
     (16,617,733)   (14,376,561)    (5,733,634)    (31,083,738)   (14,038,251)     3,061,386
     ------------   ------------   -----------    ------------   ------------   ------------
      14,513,861     17,243,170     17,754,814      25,258,947     27,576,083     22,841,356
      (3,593,368)    (2,453,316)    (2,995,417)     (6,230,888)    (5,230,883)    (6,014,353)
     ------------   ------------   -----------    ------------   ------------   ------------
      10,920,493     14,789,854     14,759,397      19,028,059     22,345,200     16,827,003
      (6,987,198)    (3,228,191)        71,181      (6,918,288)      (897,800)    37,692,753
      (7,859,332)    (8,206,973)    (7,382,003)    (14,581,770)   (13,552,749)    (9,159,901)
     ------------   ------------   -----------    ------------   ------------   ------------
      (3,926,037)     3,354,690      7,448,575      (2,471,999)     7,894,651     45,359,855
     ------------   ------------   -----------    ------------   ------------   ------------
     (20,543,770)   (11,021,871)     1,714,941     (33,555,737)    (6,143,600)    48,421,241
      84,825,136     95,847,007     94,132,066     141,425,398    147,568,998     99,147,757
     ------------   ------------   -----------    ------------   ------------   ------------
     $64,281,366    $84,825,136    $95,847,007    $107,869,661   $141,425,398   $147,568,998
     ============   ============   ===========    ============   ============   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                                           ZENITH FUND
                                     ---------------------------------------------------------------------------------------
                                          LOOMIS SAYLES BALANCED PORTFOLIO              DAVIS VENTURE VALUE PORTFOLIO
                                     ------------------------------------------   ------------------------------------------
                                                    AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
                                       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
                                     ------------   ------------   ------------   ------------   ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $   276,488    $   591,253    $  (111,693)   $    664,748   $ 24,228,935   $ (1,440,887)
 Net realized gains (losses) from
  security transactions............   (1,537,528)       (21,371)        79,174       8,638,974        (20,358)      (178,858)
 Change in net unrealized
  (depreciation) appreciation of
  investments......................   (1,288,815)    (1,463,815)      (439,098)    (56,221,915)   (55,778,227)    17,900,696
                                     -----------    -----------    -----------    ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (2,549,855)      (893,933)      (471,617)    (46,918,193)   (31,569,650)    16,280,951
                                     -----------    -----------    -----------    ------------   ------------   ------------
From capital transactions:
 Net premiums......................    3,924,576      3,491,442      3,706,077      55,135,416     54,072,478     43,590,651
 Redemptions.......................     (907,354)      (754,833)      (541,601)    (11,989,460)    (8,701,548)    (5,733,092)
                                     -----------    -----------    -----------    ------------   ------------   ------------
 Total net premiums
  (redemptions)....................    3,017,222      2,736,609      3,164,476      43,145,956     45,370,930     37,857,559
 Net portfolio transfers...........     (294,928)       919,446       (718,221)     (6,324,654)    29,927,924     52,137,520
 Net other transfers...............   (2,446,226)    (1,818,811)    (1,960,922)    (29,734,062)   (26,694,975)   (18,286,851)
                                     -----------    -----------    -----------    ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................      276,068      1,837,244        485,333       7,087,240     48,603,879     71,708,228
                                     -----------    -----------    -----------    ------------   ------------   ------------
NET CHANGE IN NET ASSETS...........   (2,273,787)       943,311         13,716     (39,830,953)    17,034,229     87,989,179
NET ASSETS -- BEGINNING OF
 PERIOD............................   17,810,454     16,867,143     16,853,427     269,021,738    251,987,509    163,998,330
                                     -----------    -----------    -----------    ------------   ------------   ------------
NET ASSETS -- END OF PERIOD........  $15,536,667    $17,810,454    $16,867,143    $229,190,785   $269,021,738   $251,987,509
                                     ===========    ===========    ===========    ============   ============   ============

                                                    ZENITH FUND
                                     ------------------------------------------
                                           ALGER EQUITY GROWTH PORTFOLIO
                                     ------------------------------------------
                                                    AS RESTATED    AS RESTATED
                                       FOR THE        FOR THE        FOR THE
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         2002         2001(A)        2000(A)
                                     ------------   ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $ (1,346,954)  $ 15,883,967   $  1,325,439
 Net realized gains (losses) from
  security transactions............     3,186,557     (3,900,025)       416,391
 Change in net unrealized
  (depreciation) appreciation of
  investments......................   (92,753,612)   (51,416,836)   (52,833,134)
                                     ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (90,914,009)   (39,432,894)   (51,091,304)
                                     ------------   ------------   ------------
From capital transactions:
 Net premiums......................    55,603,488     64,300,826     62,510,597
 Redemptions.......................   (10,450,731)    (9,853,730)    (8,077,469)
                                     ------------   ------------   ------------
 Total net premiums
  (redemptions)....................    45,152,757     54,447,096     54,433,128
 Net portfolio transfers...........   (23,278,546)     2,175,648     85,404,643
 Net other transfers...............   (26,675,457)   (47,284,621)   (12,234,592)
                                     ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................    (4,801,246)     9,338,123    127,603,179
                                     ------------   ------------   ------------
NET CHANGE IN NET ASSETS...........   (95,715,255)   (30,094,771)    76,511,875
NET ASSETS -- BEGINNING OF
 PERIOD............................   270,826,609    300,921,380    224,409,505
                                     ------------   ------------   ------------
NET ASSETS -- END OF PERIOD........  $175,111,354   $270,826,609   $300,921,380
                                     ============   ============   ============

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                        ZENITH FUND
-------------------------------------------------------------------------------------------
                                                      SALOMON BROTHERS STRATEGIC BOND
    SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO            OPPORTUNITIES PORTFOLIO
    ------------------------------------------   ------------------------------------------
                   AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
    ------------   ------------   ------------   ------------   ------------   ------------
     $   40,330      $ 42,961       $ (7,636)     $   73,896     $   83,037     $  (10,241)
          7,689            86            148         (26,212)           340          5,936
         24,678         4,160         76,520          52,240        (18,408)        66,382
     ----------      --------       --------      ----------     ----------     ----------
         72,697        47,207         69,032          99,924         64,969         62,077
     ----------      --------       --------      ----------     ----------     ----------
             --            --             --              --             --             --
             --       (10,706)         1,550          (1,175)       (36,313)        (2,827)
     ----------      --------       --------      ----------     ----------     ----------
             --       (10,706)         1,550          (1,175)       (36,313)        (2,827)
             --        28,413        (56,167)        (71,648)       102,007        (76,915)
        349,796       (13,093)       (12,498)         (9,413)       (14,087)       (11,393)
     ----------      --------       --------      ----------     ----------     ----------
        349,796         4,614        (67,115)        (82,236)        51,607        (91,135)
     ----------      --------       --------      ----------     ----------     ----------
        422,493        51,821          1,917          17,688        116,576        (29,058)
        852,295       800,474        798,557       1,206,341      1,089,765      1,118,823
     ----------      --------       --------      ----------     ----------     ----------
     $1,274,788      $852,295       $800,474      $1,224,029     $1,206,341     $1,089,765
     ==========      ========       ========      ==========     ==========     ==========

                                           ZENITH FUND
---  ---------------------------------------------------------------------------------------

           MFS INVESTORS TRUST PORTFOLIO               MFS RESEARCH MANAGERS PORTFOLIO
     ------------------------------------------   ------------------------------------------
                    AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
     ------------   ------------   ------------   ------------   ------------   ------------
     $    (4,802)    $   (7,499)    $  (12,646)   $   (45,423)   $    47,580    $   (38,697)
        (398,792)       (11,947)        (1,002)    (2,345,654)      (277,116)        60,137
        (679,536)      (702,670)       (20,733)      (643,921)    (3,572,735)    (1,262,543)
     -----------     ----------     ----------    -----------    -----------    -----------
      (1,083,130)      (722,116)       (34,381)    (3,034,998)    (3,802,271)    (1,241,103)
     -----------     ----------     ----------    -----------    -----------    -----------
       1,261,160      1,104,466        511,027      2,848,128      3,666,773      1,389,537
         (82,430)       (45,776)       (37,853)      (474,981)      (467,089)      (130,905)
     -----------     ----------     ----------    -----------    -----------    -----------
       1,178,730      1,058,690        473,174      2,373,147      3,199,684      1,258,632
          60,503      1,339,007      2,126,907     (2,014,769)     1,144,285     11,980,716
        (552,026)      (352,993)         6,998     (1,488,777)      (666,033)       (17,899)
     -----------     ----------     ----------    -----------    -----------    -----------
         687,207      2,044,704      2,607,079     (1,130,399)     3,677,936     13,221,449
     -----------     ----------     ----------    -----------    -----------    -----------
        (395,923)     1,322,588      2,572,698     (4,165,397)      (124,335)    11,980,346
       4,686,904      3,364,316        791,618     12,797,852     12,922,187        941,841
     -----------     ----------     ----------    -----------    -----------    -----------
     $ 4,290,981     $4,686,904     $3,364,316    $ 8,632,455    $12,797,852    $12,922,187
     ===========     ==========     ==========    ===========    ===========    ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                      ZENITH FUND                   METROPOLITAN FUND
                                     --------------   ----------------------------------------------
                                       FI MID CAP
                                     OPPORTUNITIES               JANUS MID CAP PORTFOLIO
                                       PORTFOLIO      ----------------------------------------------
                                     --------------                    AS RESTATED     AS RESTATED
                                     FOR THE PERIOD    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                     MAY 1, 2002 TO       ENDED           ENDED       MAY 1, 2000 TO
                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2002             2002          2001(A)         2000(A)
                                     --------------   --------------   ------------   --------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......     $   (62)       $   (135,700)   $  (161,569)    $  1,294,505
 Net realized gains (losses) from
  security transactions............         186         (12,257,869)      (417,064)         764,362
 Change in net unrealized
  (depreciation) appreciation of
  investments......................       1,330           3,466,757    (11,300,813)     (11,653,506)
                                        -------        ------------    ------------    ------------
  Net (decrease) increase in net
   assets resulting from
   operations......................       1,454          (8,926,812)   (11,879,446)      (9,594,639)
                                        -------        ------------    ------------    ------------
From capital transactions:
 Net premiums......................      11,358           9,276,903     10,576,777        2,953,055
 Redemptions.......................          --          (1,042,710)      (677,625)        (129,838)
                                        -------        ------------    ------------    ------------
 Total net premiums
  (redemptions)....................      11,358           8,234,193      9,899,152        2,823,217
 Net portfolio transfers...........      25,547          (3,222,513)     9,477,069       31,992,287
 Net other transfers...............      (9,465)         (3,318,501)    (3,392,964)        (261,059)
                                        -------        ------------    ------------    ------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................      27,440           1,693,179     15,983,257       34,554,445
                                        -------        ------------    ------------    ------------
NET CHANGE IN NET ASSETS...........      28,894          (7,233,633)     4,103,811       24,959,806
NET ASSETS -- BEGINNING OF
 PERIOD............................          --          29,063,617     24,959,806               --
                                        -------        ------------    ------------    ------------
NET ASSETS -- END OF PERIOD........     $28,894        $ 21,829,984    $29,063,617     $ 24,959,806
                                        =======        ============    ============    ============

                                                  METROPOLITAN FUND
                                     --------------------------------------------

                                          PUTNAM LARGE CAP GROWTH PORTFOLIO
                                     --------------------------------------------
                                                    AS RESTATED     AS RESTATED
                                     FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                        ENDED          ENDED       MAY 1, 2000 TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         2002         2001(A)         2000(A)
                                     ------------   ------------   --------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $   (33,891)   $   (36,744)    $   (10,822)
 Net realized gains (losses) from
  security transactions............   (2,630,379)      (249,945)          4,567
 Change in net unrealized
  (depreciation) appreciation of
  investments......................      539,725     (2,008,286)     (1,227,677)
                                     -----------    -----------     -----------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (2,124,545)    (2,294,975)     (1,233,932)
                                     -----------    -----------     -----------
From capital transactions:
 Net premiums......................    2,550,638      2,041,506         672,516
 Redemptions.......................     (178,950)      (125,346)         (9,823)
                                     -----------    -----------     -----------
 Total net premiums
  (redemptions)....................    2,371,688      1,916,160         662,693
 Net portfolio transfers...........     (563,705)     2,813,031       5,876,190
 Net other transfers...............     (922,093)      (418,889)       (222,138)
                                     -----------    -----------     -----------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................      885,890      4,310,302       6,316,745
                                     -----------    -----------     -----------
NET CHANGE IN NET ASSETS...........   (1,238,655)     2,015,327       5,082,813
NET ASSETS -- BEGINNING OF
 PERIOD............................    7,098,140      5,082,813              --
                                     -----------    -----------     -----------
NET ASSETS -- END OF PERIOD........  $ 5,859,485    $ 7,098,140     $ 5,082,813
                                     ===========    ===========     ===========

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                                      METROPOLITAN FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    STATE STREET RESEARCH
            RUSSELL 2000 INDEX PORTFOLIO              PUTNAM INTERNATIONAL STOCK PORTFOLIO            AURORA PORTFOLIO
    --------------------------------------------   ------------------------------------------   -----------------------------
                   AS RESTATED     AS RESTATED                    AS RESTATED    AS RESTATED                    AS RESTATED
      FOR THE        FOR THE      FOR THE PERIOD     FOR THE        FOR THE        FOR THE        FOR THE      FOR THE PERIOD
     YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    MAY 1, 2001 TO
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2002         2001(A)         2000(A)           2002         2001(A)        2000(A)          2002          2001(A)
    ------------   ------------   --------------   ------------   ------------   ------------   ------------   --------------
    $     6,866     $  (12,915)     $  300,710     $    54,623    $   627,602    $   229,374    $    12,029     $   (33,101)
       (563,915)       (22,652)         22,026        (449,822)      (115,753)        (3,434)      (643,247)         (9,118)
     (1,042,793)       337,385        (642,986)     (4,539,403)    (5,013,560)    (3,060,509)    (7,624,022)        617,685
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
     (1,599,842)       301,818        (320,250)     (4,934,602)    (4,501,711)    (2,834,569)    (8,255,240)        575,466
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      1,919,451      1,367,109         219,502       6,406,193      5,579,942      4,407,045      8,662,181       1,478,099
       (264,112)      (136,116)         (2,726)       (893,212)      (696,941)      (451,800)    (1,385,821)       (167,176)
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      1,655,339      1,230,993         216,776       5,512,981      4,883,001      3,955,245      7,276,360       1,310,923
      2,006,579      2,704,989       1,935,622       3,553,221      5,403,726      4,157,319     18,104,292      15,717,971
       (821,225)      (466,334)        336,988      (1,595,963)    (1,735,387)    (4,564,340)    (3,298,409)       (629,917)
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      2,840,693      3,469,648       2,489,386       7,470,239      8,551,340      3,548,224     22,082,243      16,398,977
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      1,240,851      3,771,466       2,169,136       2,535,637      4,049,629        713,655     13,827,003      16,974,443
      5,940,602      2,169,136              --      22,924,128     18,874,499     18,160,844     16,974,443              --
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
    $ 7,181,453     $5,940,602      $2,169,136     $25,459,765    $22,924,128    $18,874,499    $30,801,446     $16,974,443
    ===========     ==========      ==========     ===========    ===========    ===========    ===========     ===========

                 METROPOLITAN FUND
---  ------------------------------------------

           METLIFE STOCK INDEX PORTFOLIO
     ------------------------------------------
                    AS RESTATED    AS RESTATED
       FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002         2001(A)        2000(A)
     ------------   ------------   ------------
     $  1,916,746   $  6,039,934   $ (1,201,336)
       (5,805,619)    26,752,426       (203,449)
      (42,875,959)   (59,509,369)   (18,851,825)
     ------------   ------------   ------------
      (46,764,832)   (26,717,009)   (20,256,610)
     ------------   ------------   ------------
       37,063,908     39,801,654     39,147,722
       (8,271,246)    (6,513,787)    (6,515,817)
     ------------   ------------   ------------
       28,792,662     33,287,867     32,631,905
       (6,187,606)    15,241,914     21,601,786
      (18,597,608)   (18,044,521)   (19,367,314)
     ------------   ------------   ------------
        4,007,448     30,485,260     34,866,377
     ------------   ------------   ------------
      (42,757,384)     3,768,251     14,609,767
      201,126,796    197,358,545    182,748,778
     ------------   ------------   ------------
     $158,369,412   $201,126,796   $197,358,545
     ============   ============   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                              ------------------------------------------------------------------------------------------------
                                                                     METROPOLITAN FUND
                                LEHMAN BROTHERS AGGREGATE           MORGAN STANLEY EAFE                METLIFE MID CAP
                                   BOND INDEX PORTFOLIO               INDEX PORTFOLIO               STOCK INDEX PORTFOLIO
                              ------------------------------   ------------------------------   ------------------------------
                                               AS RESTATED                      AS RESTATED                      AS RESTATED
                                FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                               YEAR ENDED      MAY 1, 2001      YEAR ENDED      MAY 1, 2001      YEAR ENDED      MAY 1, 2001
                              DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                  2002           2001(A)           2002           2001(A)           2002           2001(A)
                              ------------   ---------------   ------------   ---------------   ------------   ---------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................  $   226,726      $   (6,116)      $   (1,300)      $   (591)       $   (5,354)     $   (1,777)
 Net realized gains (losses)
  from security
  transactions..............       85,942             822          (48,380)            16           (54,202)             26
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............    1,000,240          44,782         (155,310)        (4,182)         (478,537)         44,502
                              -----------      ----------       ----------       --------        ----------      ----------
  Net (decrease) increase in
   net assets resulting from
   operations...............    1,312,908          39,488         (204,990)        (4,757)         (538,093)         42,751
                              -----------      ----------       ----------       --------        ----------      ----------
From capital transactions:
 Net premiums...............    2,872,377         384,578          534,654         68,580           843,981         158,146
 Redemptions................     (728,353)        (51,865)         (14,775)       (10,573)          (41,416)         (8,975)
                              -----------      ----------       ----------       --------        ----------      ----------
 Total net premiums
  (redemptions).............    2,144,024         332,713          519,879         58,007           802,565         149,171
 Net portfolio transfers....   14,531,633       4,188,650          996,756        333,025         2,330,476         944,550
 Net other transfers........   (1,140,897)        (73,661)         (85,402)       127,991          (319,196)        (21,020)
                              -----------      ----------       ----------       --------        ----------      ----------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....   15,534,760       4,447,702        1,431,233        519,023         2,813,845       1,072,701
                              -----------      ----------       ----------       --------        ----------      ----------
NET CHANGE IN NET ASSETS....   16,847,668       4,487,190        1,226,243        514,266         2,275,752       1,115,452
NET ASSETS--BEGINNING OF
 PERIOD.....................    4,487,190              --          514,266             --         1,115,452              --
                              -----------      ----------       ----------       --------        ----------      ----------
NET ASSETS--END OF PERIOD...  $21,334,858      $4,487,190       $1,740,509       $514,266        $3,391,204      $1,115,452
                              ===========      ==========       ==========       ========        ==========      ==========

                              ------------------------------
                                    METROPOLITAN FUND
                                          JANUS
                                     GROWTH PORTFOLIO
                              ------------------------------
                                               AS RESTATED
                                FOR THE      FOR THE PERIOD
                               YEAR ENDED      MAY 1, 2001
                              DECEMBER 31,   TO DECEMBER 31,
                                  2002           2001(A)
                              ------------   ---------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................   $   (6,201)      $  (1,591)
 Net realized gains (losses)
  from security
  transactions..............      (97,313)           (798)
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............     (305,291)        (39,685)
                               ----------       ---------
  Net (decrease) increase in
   net assets resulting from
   operations...............     (408,805)        (42,074)
                               ----------       ---------
From capital transactions:
 Net premiums...............      416,795          64,937
 Redemptions................      (36,161)        (26,573)
                               ----------       ---------
 Total net premiums
  (redemptions).............      380,634          38,364
 Net portfolio transfers....      545,333         940,157
 Net other transfers........      (50,462)        (48,875)
                               ----------       ---------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....      875,505         929,646
                               ----------       ---------
NET CHANGE IN NET ASSETS....      466,700         887,572
NET ASSETS--BEGINNING OF
 PERIOD.....................      887,572              --
                               ----------       ---------
NET ASSETS--END OF PERIOD...   $1,354,272       $ 887,572
                               ==========       =========

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                         METROPOLITAN FUND                                                AMERICAN FUND
    -------------------------------------------------------------------------------------------   ------------------------------
                           STATE STREET      STATE STREET    NEUBERGER BERMAN       HARRIS
  FRANKLIN TEMPLETON         RESEARCH       RESEARCH LARGE       PARTNERS           OAKMARK
   SMALL CAP GROWTH      INVESTMENT TRUST     CAP VALUE       MID CAP VALUE     LARGE CAP VALUE           AMERICAN FUNDS
      PORTFOLIO             PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO             GROWTH PORTFOLIO
----------------------   ----------------   --------------   ----------------   ---------------   ------------------------------
    FOR THE PERIOD        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD                     AS RESTATED
     JANUARY 14,           JANUARY 14,          MAY 1,         JANUARY 14,          MAY 1,          FOR THE      FOR THE PERIOD
       2002 TO               2002 TO           2002 TO           2002 TO            2002 TO        YEAR ENDED      MAY 1, 2001
     DECEMBER 31,          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
         2002                  2002              2002              2002              2002             2002           2001(A)
----------------------   ----------------   --------------   ----------------   ---------------   ------------   ---------------
        $   (3,846)          $   (236)         $  1,234         $   (8,198)       $    5,876      $  (168,810)     $   669,463
           (64,412)            (5,406)           (5,405)           (18,580)          (13,014)      (1,769,305)          (5,360)
          (199,380)           (37,833)          (10,014)          (228,386)          (52,488)      (7,716,831)        (243,374)
        ----------           --------          --------         ----------        ----------      -----------      -----------
          (267,638)           (43,475)          (14,185)          (255,164)          (59,626)      (9,654,946)         420,729
        ----------           --------          --------         ----------        ----------      -----------      -----------
           250,912             90,594            46,427            512,612           388,947       11,414,042        1,979,441
           (19,428)           (13,633)               (9)           (38,899)          (18,954)        (956,522)        (144,984)
        ----------           --------          --------         ----------        ----------      -----------      -----------
           231,484             76,961            46,418            473,713           369,993       10,457,520        1,834,457
         1,468,425            329,748           407,503          3,758,198         1,257,829       25,670,224       19,367,339
          (124,782)           (41,299)              590            (72,582)         (151,560)      (4,057,007)        (431,269)
        ----------           --------          --------         ----------        ----------      -----------      -----------
         1,575,127            365,410           454,511          4,159,329         1,476,262       32,070,737       20,770,527
        ----------           --------          --------         ----------        ----------      -----------      -----------
         1,307,489            321,935           440,326          3,904,165         1,416,636       22,415,791       21,191,256
                --                 --                --                 --                --       21,191,256               --
        ----------           --------          --------         ----------        ----------      -----------      -----------
        $1,307,489           $321,935          $440,326         $3,904,165        $1,416,636      $43,607,047      $21,191,256
        ==========           ========          ========         ==========        ==========      ===========      ===========

                              AMERICAN FUND
     ---------------------------------------------------------------

  F
             AMERICAN FUNDS                   AMERICAN FUNDS
        GROWTH-INCOME PORTFOLIO         GLOBAL SMALL CAP PORTFOLIO
---  ------------------------------   ------------------------------
                      AS RESTATED                      AS RESTATED
       FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
      YEAR ENDED      MAY 1, 2001      YEAR ENDED      MAY 1, 2001
     DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
         2002           2001(A)           2002           2001(A)
---  ------------   ---------------   ------------   ---------------
     $   180,987      $   219,880     $    11,170      $   15,084
        (667,401)          (4,325)       (190,487)         (4,543)
      (4,433,373)         158,373      (1,204,973)        130,865
     -----------      -----------     -----------      ----------
      (4,919,787)         373,928      (1,384,290)        141,406
     -----------      -----------     -----------      ----------
       8,310,809        1,528,344       1,483,048         199,909
        (756,414)        (143,885)       (149,413)        (18,564)
     -----------      -----------     -----------      ----------
       7,554,395        1,384,459       1,333,635         181,345
      15,559,701       13,853,685       4,687,315       2,120,530
      (2,985,289)        (590,170)       (295,368)       (130,639)
     -----------      -----------     -----------      ----------
      20,128,807       14,647,974       5,725,582       2,171,236
     -----------      -----------     -----------      ----------
      15,209,020       15,021,902       4,341,292       2,312,642
      15,021,902               --       2,312,642              --
     -----------      -----------     -----------      ----------
     $30,230,922      $15,021,902     $ 6,653,934      $2,312,642
     ===========      ===========     ===========      ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                                   FIDELITY FUND
                              ---------------------------------------------------------------------------------------
                                             FIDELITY VIP                                 FIDELITY VIP
                                       EQUITY-INCOME PORTFOLIO                         OVERSEAS PORTFOLIO
                              ------------------------------------------   ------------------------------------------
                                             AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
                              ------------   ------------   ------------   ------------   ------------   ------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................  $  5,403,035   $ 10,100,355   $ 12,340,033   $    173,336   $ 23,618,658   $ 15,049,428
 Net realized gains (losses)
  from security
  transactions..............     5,466,327         (2,881)      (452,602)    (2,238,040)   (23,051,827)        27,078
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............   (40,377,303)   (20,180,653)        89,353    (21,574,452)   (34,163,623)   (55,495,585)
                              ------------   ------------   ------------   ------------   ------------   ------------
  Net (decrease) increase in
   net assets resulting from
   operations...............   (29,507,941)   (10,083,179)    11,976,784    (23,639,156)   (33,596,792)   (40,419,079)
                              ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums...............    22,531,776     23,566,426     24,790,229     20,344,954     22,864,761     45,688,246
 Redemptions................   (16,315,552)    (6,104,089)    (6,663,965)    (5,241,284)    (5,059,804)    (5,164,811)
                              ------------   ------------   ------------   ------------   ------------   ------------
 Total net premiums
  (redemptions).............     6,216,224     17,462,337     18,126,264     15,103,670     17,804,957     40,523,435
 Net portfolio transfers....    (3,318,658)     1,729,692    (10,695,232)    (6,490,242)    (2,729,062)    19,044,295
 Net other transfers........   (14,275,115)   (14,881,838)   (12,338,265)    (5,955,817)   (69,264,627)   (36,838,204)
                              ------------   ------------   ------------   ------------   ------------   ------------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....   (11,377,549)     4,310,191     (4,907,233)     2,657,611    (54,188,732)    96,405,934
                              ------------   ------------   ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS....   (40,885,490)    (5,772,988)     7,069,551    (20,981,545)   (87,785,524)    55,986,855
NET ASSETS--BEGINNING OF
 PERIOD.....................   168,899,230    174,672,218    167,602,667    106,603,901    194,389,425    138,402,570
                              ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS--END OF PERIOD...  $128,013,740   $168,899,230   $174,672,218   $ 85,622,356   $106,603,901   $194,389,425
                              ============   ============   ============   ============   ============   ============

                                            FIDELITY FUND
                              ------------------------------------------
                                             FIDELITY VIP
                                        HIGH INCOME PORTFOLIO
                              ------------------------------------------
                                             AS RESTATED    AS RESTATED
                                FOR THE        FOR THE        FOR THE
                               YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2002         2001(A)        2000(A)
                              ------------   ------------   ------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................  $ 1,483,708    $ 1,663,913    $   903,229
 Net realized gains (losses)
  from security
  transactions..............   (5,162,418)      (408,150)       261,479
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............    4,578,778     (2,905,218)    (5,088,040)
                              -----------    -----------    -----------
  Net (decrease) increase in
   net assets resulting from
   operations...............      900,068     (1,649,455)    (3,923,332)
                              -----------    -----------    -----------
From capital transactions:
 Net premiums...............    3,813,957      3,376,955      3,195,995
 Redemptions................     (898,196)      (398,080)      (712,532)
                              -----------    -----------    -----------
 Total net premiums
  (redemptions).............    2,915,761      2,978,875      2,483,463
 Net portfolio transfers....    1,990,409      3,183,382        658,505
 Net other transfers........   (2,434,319)    (2,217,026)    (1,091,144)
                              -----------    -----------    -----------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....    2,471,851      3,945,231      2,050,824
                              -----------    -----------    -----------
NET CHANGE IN NET ASSETS....    3,371,919      2,295,776     (1,872,508)
NET ASSETS--BEGINNING OF
 PERIOD.....................   15,289,204     12,993,428     14,865,936
                              -----------    -----------    -----------
NET ASSETS--END OF PERIOD...  $18,661,123    $15,289,204    $12,993,428
                              ===========    ===========    ===========

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                FIDELITY FUND                                             MET INVESTORS FUND
----------------------------------------------   ---------------------------------------------------------------------
                                                                                                           MET/AIM
                                                   MFS MID CAP          PIMCO             PIMCO            MID CAP
                   FIDELITY VIP                      GROWTH         TOTAL RETURN       INNOVATION        CORE EQUITY
             ASSET MANAGER PORTFOLIO                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    ------------------------------------------   ---------------   ---------------   ---------------   ---------------
                   AS RESTATED    AS RESTATED    FOR THE PERIOD                      FOR THE PERIOD
    FOR THE          FOR THE        FOR THE        JANUARY 14,     FOR THE PERIOD      JANUARY 14,     FOR THE PERIOD
   YEAR ENDED       YEAR ENDED     YEAR ENDED        2002 TO       MAY 1, 2002 TO        2002 TO         MAY 1, 2002
  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     TO DECEMBER 31,
      2002           2001(A)        2000(A)           2002              2002              2002              2002
----------------   ------------   ------------   ---------------   ---------------   ---------------   ---------------
    $   531,971    $   745,211    $ 1,356,920      $    3,615       $    (55,100)       $  (1,032)        $   (449)
       (432,857)       (35,169)        16,825        (132,297)            29,320         (177,812)          (1,711)
     (1,776,281)    (1,423,225)    (2,075,320)       (445,589)           343,965          (20,265)         (13,932)
    -----------    -----------    -----------      ----------       ------------        ---------         --------
     (1,677,167)      (713,183)      (701,575)       (574,271)           318,185         (199,109)         (16,092)
    -----------    -----------    -----------      ----------       ------------        ---------         --------
      3,351,209      3,516,423      2,631,829         286,665          1,153,449          131,808           82,277
       (755,893)      (842,300)      (743,365)        (23,104)          (135,966)            (148)          (8,039)
    -----------    -----------    -----------      ----------       ------------        ---------         --------
      2,595,316      2,674,123      1,888,464         263,561          1,017,483          131,660           74,238
        364,022      1,595,619      2,389,044       2,082,432         10,385,033          414,579          635,542
     (2,303,855)    (1,447,196)    (1,867,050)       (177,662)          (174,901)         (51,389)           9,162
    -----------    -----------    -----------      ----------       ------------        ---------         --------
        655,483      2,822,546      2,410,458       2,168,331         11,227,615          494,850          718,942
    -----------    -----------    -----------      ----------       ------------        ---------         --------
     (1,021,684)     2,109,363      1,708,883       1,594,060         11,545,800          295,741          702,850
     16,951,498     14,842,135     13,133,252              --                 --               --               --
    -----------    -----------    -----------      ----------       ------------        ---------         --------
    $15,929,814    $16,951,498    $14,842,135      $1,594,060       $ 11,545,800        $ 295,741         $702,850
    ===========    ===========    ===========      ==========       ============        =========         ========

               MET INVESTORS FUND
---  ---------------------------------------
         MET/AIM       STATE STREET RESEARCH
        SMALL CAP          CONCENTRATED
         GROWTH            INTERNATIONAL
        PORTFOLIO            PORTFOLIO
     ---------------   ---------------------

     FOR THE PERIOD       FOR THE PERIOD
       MAY 1, 2002          MAY 1, 2002
     TO DECEMBER 31,      TO DECEMBER 31,
          2002                 2002
---  ---------------   ---------------------
       $   (2,314)            $   (14)
          (12,284)               (277)
          (81,133)               (756)
       ----------             -------
          (95,731)             (1,047)
       ----------             -------
          198,445               7,235
          (10,244)                 --
       ----------             -------
          188,201               7,235
        1,044,610              24,381
           (6,753)               (298)
       ----------             -------
        1,226,058              31,318
       ----------             -------
        1,130,327              30,271
               --                  --
       ----------             -------
       $1,130,327             $30,271
       ==========             =======

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 2002

1. BUSINESS. New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on January 31, 1983 to support NELICO's operations with respect to certain variable life contracts ("Contracts"). NELICO is an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account was registered as a unit investment trust on June 8, 1983 under the Investment Company Act of 1940, as amended. It was established in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Separate Account presently consists of forty-three sub-accounts that support various variable life insurance policies.

The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios, series or funds of the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the American Funds Insurance Series (the "American Fund"), the Fidelity Variable Insurance Products Funds (the "Fidelity Fund") and the Met Investors Series Trust (the "Met Investors Fund"), collectively, (the "Funds"). For convenience, the portfolios, series and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business NELICO may conduct.

ZENITH FUND:
  Zenith Equity Portfolio
  State Street Research Bond Income Portfolio
  State Street Research Money Market Portfolio
  MFS Total Return Portfolio
  Harris Oakmark Focused Value Portfolio
  FI Structured Equity Portfolio
  Loomis Sayles Small Cap Portfolio
  Loomis Sayles Balanced Portfolio
  Davis Venture Value Portfolio
  Alger Equity Growth Portfolio
  Salomon Brothers U.S. Government Portfolio
  Salomon Brothers Strategic Bond Opportunities Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  FI Mid Cap Opportunities Portfolio(d)

METROPOLITAN FUND:
  Janus Mid Cap Portfolio(a)
  Putnam Large Cap Growth Portfolio(a)
  Russell 2000 Index Portfolio(a)
  Putnam International Stock Portfolio
  State Street Research Aurora Portfolio(b)
  MetLife Stock Index Portfolio
  Lehman Brothers Aggregate Bond Index Portfolio(b)
  Morgan Stanley EAFE Index Portfolio(b)
  MetLife Mid Cap Stock Index Portfolio(b)

METROPOLITAN FUND (CONTINUED):
  Janus Growth Portfolio(b)
  Franklin Templeton Small Cap Growth Portfolio(c)
  State Street Research Investment Trust Portfolio(c)
  State Street Research Large Cap Value Portfolio(d)
  Neuberger Berman Partners Mid Cap Value Portfolio(c)
  Harris Oakmark Large Cap Value Portfolio(d)

AMERICAN FUND:
  American Funds Growth Portfolio(b)
  American Funds Growth-Income Portfolio(b)
  American Funds Global Small Cap Portfolio(b)

FIDELITY FUND:
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Asset Manager Portfolio

MET INVESTORS FUND:
  MFS Mid Cap Growth Portfolio(c)
  PIMCO Total Return Portfolio(d)
  PIMCO Innovation Portfolio(c)
  Met/AIM Mid Cap Core Equity Portfolio(d)
  Met/AIM Small Cap Growth Portfolio(d)
  State Street Research Concentrated International Portfolio(d)

(a) On May 1, 2000, operations commenced for the three new sub-accounts added to the Separate Account on that date: Janus Mid Cap Portfolio, Putnam Large Cap Growth Portfolio and Russell 2000 Index Portfolio.

(b) On May 1, 2001, operations commenced for the eight new sub-accounts added to the Separate Account on that date: State Street Research Aurora Portfolio, Lehman Brothers Aggregate Bond Index Portfolio, Morgan

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

    Stanley EAFE Index Portfolio, MetLife Mid Cap Stock Index Portfolio, Janus Growth Portfolio, American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds Global Small Cap Portfolio.

(c) On January 14, 2002, operations commenced for five new sub-accounts added to the Separate Account on that date: Franklin Templeton Small Cap Growth Portfolio, State Street Research Investment Trust Portfolio, Neuberger Berman Partners Mid Cap Value Portfolio, MFS Mid Cap Growth Portfolio and PIMCO Innovation Portfolio.

(d) On May 1, 2002, operations commenced for the seven new sub-accounts added to the Separate Account on that date: FI Mid Cap Opportunities Portfolio, State Street Research Large Cap Value Portfolio, Harris Oakmark Large Cap Value Portfolio, PIMCO Total Return Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio, and State Street Research Concentrated International Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES. The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.

A. VALUATION OF INVESTMENTS. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

B. SECURITY TRANSACTIONS. Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

C. FEDERAL INCOME TAXES. The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D. NET PREMIUMS. NELICO deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, NELICO also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

E. USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

F. RECLASSIFICATION. Certain reclassifications have been made to the financial statements for prior periods to conform to the current year's presentation.

G. PORTFOLIO AND OTHER TRANSFERS. Transfers among the sub-accounts are presented under the caption net portfolio transfers. Cost of insurance charges, policy loan activity, benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES. NELICO charges the Separate Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Separate Account from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Under some versions of the policies, the charge is assessed daily against the Separate Account assets, and under others it is deducted monthly from policy cash values. The rate of the charge varies by policy version.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS. The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                              PURCHASES     SALES
                                                              ---------    --------
                                                                 (IN THOUSANDS)
ZENITH FUND:
  Zenith Equity Portfolio...................................  $ 34,277     $ 94,190
  State Street Research Bond Income Portfolio...............    34,872       15,255
  State Street Research Money Market Portfolio..............    59,625       45,773
  MFS Total Return Portfolio................................    19,108        7,872
  Harris Oakmark Focused Value Portfolio....................    39,125       10,990
  FI Structured Equity Portfolio............................     8,443       12,194
  Loomis Sayles Small Cap Portfolio.........................    13,399       16,496
  Loomis Sayles Balanced Portfolio..........................     3,830        3,266
  Davis Venture Value Portfolio.............................    37,258       29,441
  Alger Equity Growth Portfolio.............................    27,253       33,886
  Salomon Brothers U.S. Government Series Portfolio.........       560          158
  Salomon Brothers Strategic Bond Opportunities Portfolio...       120          118
  MFS Investors Trust Portfolio.............................     1,775        1,089
  MFS Research Managers Portfolio...........................     1,680        2,814
  FI Mid Cap Opportunities Portfolio........................        43           15
METROPOLITAN FUND:
  Janus Mid Cap Portfolio...................................     6,644        5,139
  Putnam Large Cap Growth Portfolio.........................     2,982        2,136
  Russell 2000 Index Portfolio..............................     4,359        1,491
  Putnam International Stock Portfolio......................     8,871        1,110
  State Street Research Aurora Portfolio....................    25,411        3,040
  MetLife Stock Index Portfolio.............................    28,000       21,816
  Lehman Brothers Aggregate Bond Index Portfolio............    17,374        1,419
  Morgan Stanley EAFE Index Portfolio.......................     1,923          477
  MetLife Mid Cap Stock Index Portfolio.....................     3,602          763
  Janus Growth Portfolio....................................     1,081          200
  Franklin Templeton Small Cap Growth Portfolio.............     1,843          260
  State Street Research Investment Trust Portfolio..........       418           50
  State Street Research Large Cap Value Portfolio...........       477           17
  Neuberger Berman Partners Mid Cap Value Portfolio.........     4,430          243
  Harris Oakmark Large Cap Value Portfolio..................     1,565           70
AMERICAN FUND:
  American Funds Growth Portfolio...........................    34,782        2,502
  American Funds Growth-Income Portfolio....................    22,970        2,466
  American Funds Global Small Cap Portfolio.................     6,664          867
FIDELITY FUND:
  Fidelity VIP Equity-Income Portfolio......................    19,811       25,382
  Fidelity VIP Overseas Portfolio...........................    13,295        9,737
  Fidelity VIP High Income Portfolio........................     7,651        3,831
  Fidelity VIP Asset Manager Portfolio......................     3,992        2,708
MET INVESTORS FUND:
  MFS Mid Cap Growth Portfolio..............................     2,498          312
  PIMCO Total Return Portfolio..............................    11,987          708
  PIMCO Innovation Portfolio................................       756          260
  Met/AIM Mid Cap Core Equity Portfolio.....................       737           12
  Met/AIM Small Cap Growth Portfolio........................     1,288           54
  State Street Research Concentrated International
    Portfolio...............................................        34            2
                                                              --------     --------
    Total...................................................  $516,813     $360,629
                                                              ========     ========

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. FINANCIAL HIGHLIGHTS. The following table is a summary of total returns, expenses as a percentage of average net assets, excluding expenses for the underlying funds, and the investment income ratio to average net assets, for each of the two years in the period ended December 31, 2002 or lesser time period if applicable. The table shows the ranges of total returns of the sub-accounts for all variable life insurance policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy. These figures do not reflect charges deducted from the premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies.

                                                                      ZENITH FUND
                                     -----------------------------------------------------------------------------
                                                           STATE STREET        STATE STREET
                                                             RESEARCH            RESEARCH
                                       ZENITH EQUITY        BOND INCOME        MONEY MARKET          MFS TOTAL
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO       RETURN PORTFOLIO
                                     -----------------   -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)..........  $         622,855   $         137,283   $         112,701   $          68,206
Investment Income Ratio to Average
 Net Assets(1).....................               0.36%               4.74%               1.34%              11.66%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................  -22.63% to -21.93%      7.48% to 8.45%       .51% to 1.42%    -6.23% to -5.38%
2001
Net Assets (In Thousands)(4).......  $         869,830   $         114,096   $          98,617   $          69,167
Investment Income Ratio to Average
 Net Assets(1).....................               1.51%               7.99%               3.76%              20.17%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................  -17.18% to -16.43%      7.83% to 8.81%      3.04% to 3.98%    -4.67% to -3.80%

                                                  ZENITH FUND
                                     -------------------------------------

                                      HARRIS OAKMARK
                                       FOCUSED VALUE       FI STRUCTURED
                                         PORTFOLIO       EQUITY PORTFOLIO
                                     -----------------   -----------------
2002
Net Assets (In Thousands)..........  $        117,335    $          64,281
Investment Income Ratio to Average
 Net Assets(1).....................              0.21%                0.91%
Expenses as a Percent of Average
 Net Assets(2).....................     0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................   -9.65% to -8.84%   -20.18% to -19.46%
2001
Net Assets (In Thousands)(4).......  $        101,042    $          84,825
Investment Income Ratio to Average
 Net Assets(1).....................              0.51%                0.90%
Expenses as a Percent of Average
 Net Assets(2).....................     0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................   26.63% to 27.78%   -14.70% to -13.93%

                                        ZENITH FUND                          METROPOLITAN FUND
                                     -----------------   ---------------------------------------------------------
                                                                                  PUTNAM
                                        FI MID CAP             JANUS               LARGE              RUSSELL
                                       OPPORTUNITIES          MID CAP           CAP GROWTH             2000
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO        INDEX PORTFOLIO
                                     -----------------   -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)..........  $              29   $          21,830   $           5,859   $           7,181
Investment Income Ratio to Average
 Net Assets(1).....................               0.00%               0.00%               0.00%               0.62%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................  -18.95% to -18.10%  -29.63% to -28.99%  -29.55% to -28.91%  -21.18% to -20.46%
2001
Net Assets (In Thousands)(4).......  $              --   $          29,064   $           7,098   $           5,941
Investment Income Ratio to Average
 Net Assets(1).....................                 --                0.00%               0.00%               0.25%
Expenses as a Percent of Average
 Net Assets(2).....................                 --       0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................                 --   -38.23% to -37.54%  -31.45% to -30.82%     -0.04% to 0.87%

                                               METROPOLITAN FUND
                                     --------------------------------------
                                                            STATE STREET
                                           PUTNAM             RESEARCH
                                       INTERNATIONAL           AURORA
                                     STOCK PORTFOLIO(A)       PORTFOLIO
                                     ------------------   -----------------
2002
Net Assets (In Thousands)..........  $          25,460    $          30,801
Investment Income Ratio to Average
 Net Assets(1).....................               0.85%                0.56%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................  -18.23% to -17.49%   -22.02% to -21.32%
2001
Net Assets (In Thousands)(4).......  $          22,924    $          16,974
Investment Income Ratio to Average
 Net Assets(1).....................               3.67%                0.00%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................  -21.31% to -20.59%       -.60% to 0.00%

(a) On December 1, 2000, the Putnam International Stock Portfolio (which commenced operations on May 1, 1991) was substituted for the Morgan Stanley International Magnum Equity Portfolio, which is no longer available for investment under the contracts. Values before December 1, 2000 reflect the performance of the Morgan Stanley International Equity Portfolio.

(b) On April 27, 2001, the MetLife Stock Index Portfolio (which commenced operations on May 1, 1990) was substituted for the Westpeak Stock Index Portfolio, which is no longer available for investment under the contracts. Values on or before April 27, 2001 reflect performance of the Westpeak Stock Index Portfolio.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense charges. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges for each period indicated.

(3) Each sub-account calculates a daily performance measure called a "unit value," which reflects changes in the underlying fund's net asset value per share, a daily charge against the sub-account for mortality and expense risks, and any dividend or capital gain distributions from the fund. The total return of a sub-account is calculated by taking the difference between the sub-account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period.

(4) As restated, see Note 6 to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                       ZENITH FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        SALOMON BROTHERS
      LOOMIS SAYLES       LOOMIS SAYLES                               ALGER         SALOMON BROTHERS     STRATEGIC BOND
        SMALL CAP           BALANCED          DAVIS VENTURE       EQUITY GROWTH      U.S. GOVERNMENT      OPPORTUNITIES
        PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         107,870   $          15,537   $         229,191   $         175,111   $          1,275    $          1,224
                 0.11%               2.33%               0.90%               0.00%              3.86%               7.06%
        0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%              0.00%               0.00%
    -22.26% to -21.56%  -14.32% to -13.54%  -17.12% to -16.37%  -33.77% to -33.17%              7.94%               9.61%
    $         141,425   $          17,810   $         269,022   $         270,827   $            852    $          1,206
                 7.37%               4.11%               9.95%               6.20%              6.11%               8.15%
        0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%              0.00%               0.00%
      -9.65% to -8.83%    -5.31% to -4.45%  -11.95% to -11.14%  -12.82% to -12.02%              6.73%               6.82%

                  ZENITH FUND
---  -------------------------------------

                           MFS RESEARCH
       MFS INVESTORS         MANAGERS
      TRUST PORTFOLIO        PORTFOLIO
     -----------------   -----------------
     $           4,291   $           8,632
                  0.45%               0.17%
         0.00% to 0.90%      0.00% to 0.90%
     -20.93% to -20.21%  -24.80% to -24.12%
     $           4,687   $          12,798
                  0.43%               1.00%
         0.00% to 0.90%      0.00% to 0.90%
     -16.69% to -15.93%  -21.67% to -20.95%

                                                    METROPOLITAN FUND
--------------------------------------------------------------------------------------------------------------------------

      METLIFE STOCK      LEHMAN BROTHERS         MORGAN            METLIFE MID                          FRANKLIN TEMPLETON
          INDEX          AGGREGATE BOND       STANLEY EAFE          CAP STOCK         JANUS GROWTH       SMALL CAP GROWTH
      PORTFOLIO(B)       INDEX PORTFOLIO     INDEX PORTFOLIO     INDEX PORTFOLIO        PORTFOLIO           PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   ------------------
    $         158,369   $         21,335    $           1,741   $           3,391   $           1,354   $           1,307
                 1.69%              2.19%                0.34%               0.34%               0.00%               0.00%
        0.00% to 0.90%     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
    -23.02% to -22.33%    9.25% to 10.23%   -17.38% to -16.63%  -15.67% to -14.91%  -31.19% to -30.56%  -28.46% to -27.82%
    $         201,127   $          4,487    $             514   $           1,115   $             888   $              --
                 3.68%              0.00%                0.00%               0.00%               0.00%                 --
        0.00% to 0.90%     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%                 --
    -13.02% to -12.23%     4.18% to 4.81%   -16.69% to -16.19%    -1.45% to -0.85%  -22.27% to -21.80%                 --

               METROPOLITAN FUND
---  -------------------------------------
       STATE STREET        STATE STREET
         RESEARCH         RESEARCH LARGE
     INVESTMENT TRUST        CAP VALUE
         PORTFOLIO           PORTFOLIO
     -----------------   -----------------
     $            322    $             440
                 0.34%                0.91%
        0.00% to 0.90%       0.00% to 0.90%
     -26.80% to -26.13%  -20.44% to -19.96%
     $             --    $              --
                   --                   --
                   --                   --
                   --                   --

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                     METROPOLITAN FUND                         AMERICAN FUND
                                           -------------------------------------   -------------------------------------
                                               NEUBERGER            HARRIS             AMERICAN            AMERICAN
                                            BERMAN PARTNERS         OAKMARK              FUNDS               FUNDS
                                             MID CAP VALUE      LARGE CAP VALUE         GROWTH           GROWTH-INCOME
                                               PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           -----------------   -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)................  $          3,904    $          1,417    $          43,607   $          30,231
Investment Income Ratio to Average Net
 Assets(1)...............................              0.08%               1.16%                0.04%               1.36%
Expenses as a Percent of Average Net
 Assets(2)...............................     0.00% to 0.90%      0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................  -10.44% to -9.63%   -17.58% to -17.08%  -25.13% to -24.45%  -19.08% to -18.34%
2001
Net Assets (In Thousands)(4).............  $             --    $             --    $          21,191   $          15,022
Investment Income Ratio to Average Net
 Assets(1)...............................                --                  --                 6.64%               3.29%
Expenses as a Percent of Average Net
 Assets(2)...............................                --                  --        0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................                --                  --    -14.64% to -14.12%    -3.30% to -2.52%

                                             AMERICAN FUND                 FIDELITY FUND
                                           -----------------   -------------------------------------
                                               AMERICAN
                                                 FUNDS           FIDELITY VIP        FIDELITY VIP
                                           GLOBAL SMALL CAP      EQUITY-INCOME         OVERSEAS
                                               PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)................  $          6,654    $         128,014   $          85,622
Investment Income Ratio to Average Net
 Assets(1)...............................              0.89%                4.28%               0.81%
Expenses as a Percent of Average Net
 Assets(2)...............................     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................  -19.78% to -19.05%  -17.69% to -16.95%  -20.99% to -20.28%
2001
Net Assets (In Thousands)(4).............  $          2,313    $         168,899   $         106,604
Investment Income Ratio to Average Net
 Assets(1)...............................              1.65%                6.52%              16.20%
Expenses as a Percent of Average Net
 Assets(2)...............................     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................   -8.63% to -8.07%     -5.81% to -4.96%  -21.88% to -21.17%

(a) On December 1, 2000, the Putnam International Stock Portfolio (which commenced operations on May 1, 1991) was substituted for the Morgan Stanley International Magnum Equity Portfolio, which is no longer available for investment under the contracts. Values before December 1, 2000 reflect the performance of the Morgan Stanley International Equity Portfolio.

(b) On April 27, 2001, the MetLife Stock Index Portfolio (which commenced operations on May 1, 1990) was substituted for the Westpeak Stock Index Portfolio, which is no longer available for investment under the contracts. Values on or before April 27, 2001 reflect performance of the Westpeak Stock Index Portfolio.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense charges. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges for each period indicated.

(3) Each sub-account calculates a daily performance measure called a "unit value," which reflects changes in the underlying fund's net asset value per share, a daily charge against the sub-account for mortality and expense risks, and any dividend or capital gain distributions from the fund. The total return of a sub-account is calculated by taking the difference between the sub-account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period.

(4) As restated, see Note 6 to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                FIDELITY FUND                                            MET INVESTORS FUND
    -------------------------------------   -----------------------------------------------------------------------------
                                                   MFS                                                       MET/AIM
      FIDELITY VIP        FIDELITY VIP           MID CAP              PIMCO               PIMCO              MID CAP
       HIGH INCOME        ASSET MANAGER          GROWTH           TOTAL RETURN         INNOVATION          CORE EQUITY
        PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $          18,661   $          15,930   $           1,594   $          11,546   $             296   $             703
                 9.34%               3.85%               1.19%               0.00%               0.00%               0.24%
        0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
        2.52% to 3.54%    -9.55% to -8.73%  -44.50% to -43.99%      6.44% to 7.08%  -51.01% to -50.57%  -14.70% to -14.18%
    $          15,289   $          16,951   $              --   $              --   $              --   $              --
                12.44%               5.34%                 --                  --                  --                  --
        0.00% to 0.90%      0.00% to 0.90%                 --                  --                  --                  --
    -12.53% to -11.73%    -4.95% to -4.09%                 --                  --                  --                  --

                MET INVESTORS FUND
     -----------------------------------------
          MET/AIM        STATE STREET RESEARCH
         SMALL CAP           CONCENTRATED
          GROWTH             INTERNATIONAL
         PORTFOLIO             PORTFOLIO
     -----------------   ---------------------
     $           1,130     $              30
                  0.00%                 0.30%
         0.00% to 0.90%        0.00% to 0.90%
     -24.11% to -23.65%    -15.77% to -15.64%
     $              --     $              --
                    --                    --
                    --                    --
                    --                    --

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. RESTATEMENT OF PREVIOUSLY REPORTED FINANCIAL STATEMENTS. Subsequent to the issuance of the Separate Account's 2001 financial statements, management determined amounts previously classified as a liability, included in Due to NELICO, should not have been included. Net other transfers, included in capital transactions, was adjusted to reflect this change. As a result, the statements of changes in net assets for the years ended December 31, 2001 and 2000 have been restated from amounts previously reported to remove such amounts from Due to NELICO. This adjustment had no impact on the statements of operations, share transactions of the sub-accounts or policyholder values. The following table summarizes the effects of the restatement:

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                           ZENITH EQUITY PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................  $  (27,190,807)  $  (42,285,091)   $  (59,950,302)  $  (62,072,843)
                                     --------------   --------------    --------------   --------------
NET CHANGE IN NET ASSETS...........    (214,948,701)    (230,042,985)     (123,419,068)    (125,541,609)
NET ASSETS--BEGINNING OF PERIOD....   1,023,284,312    1,099,872,992     1,146,703,380    1,225,414,601
                                     --------------   --------------    --------------   --------------
NET ASSETS--END OF PERIOD..........  $  808,335,611   $  869,830,007    $1,023,284,312   $1,099,872,992
                                     ==============   ==============    ==============   ==============

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                 STATE STREET RESEARCH BOND INCOME PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $ 20,630,896     $ 24,920,145      $   657,209       $ 1,697,127
                                      ------------     ------------      -----------       -----------
NET CHANGE IN NET ASSETS...........     28,100,386       32,389,635        6,196,306         7,236,224
NET ASSETS--BEGINNING OF PERIOD....     74,236,713       81,706,344       68,040,407        74,470,120
                                      ------------     ------------      -----------       -----------
NET ASSETS--END OF PERIOD..........   $102,337,099     $114,095,979      $74,236,713       $81,706,344
                                      ============     ============      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                 ZENITH FUND
    ------------------------------------------------------------------------------------------------------

               STATE STREET RESEARCH MONEY MARKET PORTFOLIO                  MFS TOTAL RETURN PORTFOLIO
    -------------------------------------------------------------------   --------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2001             2001              2000             2000              2001             2001
    --------------   ---------------   --------------   ---------------   --------------   ---------------
    $  11,036,855     $  11,559,579    $ (67,120,401)    $ (67,161,356)    $  4,568,886     $  5,271,634
    -------------     -------------    -------------     -------------     ------------     ------------
       13,979,362        14,502,086      (63,108,670)      (63,149,625)       1,443,351        2,146,099
       73,661,213        84,114,933      136,769,883       147,264,558       61,147,652       67,020,596
    -------------     -------------    -------------     -------------     ------------     ------------
    $  87,640,575     $  98,617,019    $  73,661,213     $  84,114,933     $ 62,591,003     $ 69,166,695
    =============     =============    =============     =============     ============     ============

                                 ZENITH FUND
     -------------------------------------------------------------------
                                          HARRIS OAKMARK FOCUSED VALUE
        MFS TOTAL RETURN PORTFOLIO                 PORTFOLIO
     --------------------------------   --------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2000             2000              2001             2001
     --------------   ---------------   --------------   ---------------
      $  (133,356)      $   158,524      $ 31,556,990     $ 37,185,708
      -----------       -----------      ------------     ------------
       (3,022,579)       (2,730,699)       48,127,483       53,756,201
       64,170,231        69,751,295        42,681,315       47,285,629
      -----------       -----------      ------------     ------------
      $61,147,652       $67,020,596      $ 90,808,798     $101,041,830
      ===========       ===========      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                       HARRIS OAKMARK FOCUSED VALUE
                                                PORTFOLIO                FI STRUCTURED EQUITY PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $ 1,766,383       $ 3,005,846      $ (5,268,448)    $  3,354,690
                                      -----------       -----------      ------------     ------------
NET CHANGE IN NET ASSETS...........     9,187,963        10,427,426       (19,645,009)     (11,021,871)
NET ASSETS--BEGINNING OF PERIOD....    33,493,352        36,858,203        95,130,385       95,847,007
                                      -----------       -----------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $42,681,315       $47,285,629      $ 75,485,376     $ 84,825,136
                                      ===========       ===========      ============     ============

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                                            LOOMIS SAYLES SMALL CAP
                                      FI STRUCTURED EQUITY PORTFOLIO               PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $15,753,707       $ 7,448,575      $  7,271,183     $  7,894,651
                                      -----------       -----------      ------------     ------------
NET CHANGE IN NET ASSETS...........    10,020,073         1,714,941        (6,767,068)      (6,143,600)
NET ASSETS--BEGINNING OF PERIOD....    85,110,312        94,132,066       132,626,230      147,568,998
                                      -----------       -----------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $95,130,385       $95,847,007      $125,859,162     $141,425,398
                                      ===========       ===========      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                 ZENITH FUND
    ------------------------------------------------------------------------------------------------------
        LOOMIS SAYLES SMALL CAP
               PORTFOLIO                                LOOMIS SAYLES BALANCED PORTFOLIO
    --------------------------------   -------------------------------------------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2000             2000              2001             2001              2000             2000
    --------------   ---------------   --------------   ---------------   --------------   ---------------
     $ 40,512,180     $ 45,359,855      $ 1,452,740       $ 1,837,244      $   201,695       $   485,333
     ------------     ------------      -----------       -----------      -----------       -----------
       43,573,566       48,421,241          558,807           943,311         (269,922)           13,716
       89,052,664       99,147,757       15,019,446        16,867,143       15,289,368        16,853,427
     ------------     ------------      -----------       -----------      -----------       -----------
     $132,626,230     $147,568,998      $15,578,253       $17,810,454      $15,019,446       $16,867,143
     ============     ============      ===========       ===========      ===========       ===========

                                 ZENITH FUND
     -------------------------------------------------------------------

                        DAVIS VENTURE VALUE PORTFOLIO
     -------------------------------------------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2000             2000
     --------------   ---------------   --------------   ---------------
      $ 53,373,170     $ 48,603,879      $ 53,432,164     $ 71,708,228
      ------------     ------------      ------------     ------------
        21,803,520       17,034,229        69,713,115       87,989,179
       216,183,147      251,987,509       146,470,032      163,998,330
      ------------     ------------      ------------     ------------
      $237,986,667     $269,021,738      $216,183,147     $251,987,509
      ============     ============      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                        ALGER EQUITY GROWTH PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $  6,731,902     $  9,338,123      $125,328,665     $127,603,179
                                      ------------     ------------      ------------     ------------
NET CHANGE IN NET ASSETS...........    (32,700,992)     (30,094,771)       74,237,361       76,511,875
NET ASSETS--BEGINNING OF PERIOD....    272,882,939      300,921,380       198,645,578      224,409,505
                                      ------------     ------------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $240,181,947     $270,826,609      $272,882,939     $300,921,380
                                      ============     ============      ============     ============

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................     $ 24,307         $  4,614          $(72,415)        $(67,115)
                                        --------         --------          --------         --------
NET CHANGE IN NET ASSETS...........       71,514           51,821            (3,383)           1,917
NET ASSETS--BEGINNING OF PERIOD....      753,927          800,474           757,310          798,557
                                        --------         --------          --------         --------
NET ASSETS--END OF PERIOD..........     $825,441         $852,295          $753,927         $800,474
                                        ========         ========          ========         ========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                 ZENITH FUND
    ------------------------------------------------------------------------------------------------------
          SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO          MFS INVESTORS TRUST PORTFOLIO
    -------------------------------------------------------------------   --------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2001             2001              2000             2000              2001             2001
    --------------   ---------------   --------------   ---------------   --------------   ---------------
      $   68,174       $   51,607        $  (87,922)      $  (91,135)       $1,800,092       $2,044,704
      ----------       ----------        ----------       ----------        ----------       ----------
         133,143          116,576           (25,845)         (29,058)        1,077,976        1,322,588
       1,035,189        1,089,765         1,061,034        1,118,823         3,009,703        3,364,316
      ----------       ----------        ----------       ----------        ----------       ----------
      $1,168,332       $1,206,341        $1,035,189       $1,089,765        $4,087,679       $4,686,904
      ==========       ==========        ==========       ==========        ==========       ==========

                                 ZENITH FUND
     -------------------------------------------------------------------
      MFS INVESTORS TRUST PORTFOLIO     MFS RESEARCH MANAGERS PORTFOLIO
     --------------------------------   --------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2000             2000              2001             2001
     --------------   ---------------   --------------   ---------------
       $2,351,246       $2,607,079       $ 3,504,546       $ 3,677,936
       ----------       ----------       -----------       -----------
        2,316,865        2,572,698          (297,725)         (124,335)
          692,838          791,618        11,606,566        12,922,187
       ----------       ----------       -----------       -----------
       $3,009,703       $3,364,316       $11,308,841       $12,797,852
       ==========       ==========       ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                               ZENITH FUND                     METROPOLITAN FUND
                                     --------------------------------   --------------------------------
                                           MFS RESEARCH MANAGER
                                                PORTFOLIO                   JANUS MID CAP PORTFOLIO
                                     --------------------------------   --------------------------------

                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $12,059,466       $13,221,449      $13,552,665       $15,983,257
                                      -----------       -----------      -----------       -----------
NET CHANGE IN NET ASSETS...........    10,818,363        11,980,346        1,673,219         4,103,811
NET ASSETS--BEGINNING OF PERIOD....       788,203           941,841       23,854,019        24,959,806
                                      -----------       -----------      -----------       -----------
NET ASSETS--END OF PERIOD..........   $11,606,566       $12,922,187      $25,527,238       $29,063,617
                                      ===========       ===========      ===========       ===========

                                                              METROPOLITAN FUND
                                     -------------------------------------------------------------------
                                                                                PUTNAM LARGE CAP
                                         JANUS MID CAP PORTFOLIO                GROWTH PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR
                                       THE PERIOD       THE PERIOD      AS PREVIOUSLY
                                      MAY 1, 2000       MAY 1, 2000      REPORTED FOR    AS RESTATED FOR
                                           TO               TO          THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $33,448,658       $34,554,445       $4,035,880       $4,310,302
                                      -----------       -----------       ----------       ----------
NET CHANGE IN NET ASSETS...........    23,854,019        24,959,806        1,740,905        2,015,327
NET ASSETS--BEGINNING OF PERIOD....            --                --        4,495,828        5,082,813
                                      -----------       -----------       ----------       ----------
NET ASSETS--END OF PERIOD..........   $23,854,019       $24,959,806       $6,236,733       $7,098,140
                                      ===========       ===========       ==========       ==========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              METROPOLITAN FUND
    ------------------------------------------------------------------------------------------------------
            PUTNAM LARGE CAP
            GROWTH PORTFOLIO                              RUSSELL 2000 INDEX PORTFOLIO
    --------------------------------   -------------------------------------------------------------------
    AS PREVIOUSLY                                                         AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR                                       REPORTED FOR    AS RESTATED FOR
      THE PERIOD       THE PERIOD      AS PREVIOUSLY                        THE PERIOD       THE PERIOD
     MAY 1, 2000       MAY 1, 2000      REPORTED FOR    AS RESTATED FOR    MAY 1, 2000       MAY 1, 2000
          TO               TO          THE YEAR ENDED   THE YEAR ENDED          TO               TO
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2000             2000              2001             2001              2000             2000
    --------------   ---------------   --------------   ---------------   --------------   ---------------
      $5,729,760       $6,316,745        $2,754,531       $3,469,648        $2,483,462       $2,489,386
      ----------       ----------        ----------       ----------        ----------       ----------
       4,495,828        5,082,813         3,056,349        3,771,466         2,163,212        2,169,136
              --               --         2,163,212        2,169,136                --               --
      ----------       ----------        ----------       ----------        ----------       ----------
      $4,495,828       $5,082,813        $5,219,561       $5,940,602        $2,163,212       $2,169,136
      ==========       ==========        ==========       ==========        ==========       ==========

                              METROPOLITAN FUND
     -------------------------------------------------------------------

                    PUTNAM INTERNATIONAL STOCK PORTFOLIO
     -------------------------------------------------------------------

     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2000             2000
     --------------   ---------------   --------------   ---------------
      $ 7,331,696       $ 8,551,340      $ 6,003,538       $ 3,548,224
      -----------       -----------      -----------       -----------
        2,829,985         4,049,629        3,168,969           713,655
       19,387,515        18,874,499       16,218,546        18,160,844
      -----------       -----------      -----------       -----------
      $22,217,500       $22,924,128      $19,387,515       $18,874,499
      ===========       ===========      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                              METROPOLITAN FUND
                                     -------------------------------------------------------------------
                                       STATE STREET RESEARCH AURORA
                                                PORTFOLIO                METLIFE STOCK INDEX PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR
                                       THE PERIOD       THE PERIOD      AS PREVIOUSLY
                                      MAY 1, 2001       MAY 1, 2001      REPORTED FOR    AS RESTATED FOR
                                           TO               TO          THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $14,594,576       $16,398,977      $ 27,969,894     $ 30,485,260
                                      -----------       -----------      ------------     ------------
NET CHANGE IN NET ASSETS...........    15,170,042        16,974,443         1,252,885        3,768,251
NET ASSETS--BEGINNING OF PERIOD....            --                --       177,006,534      197,358,545
                                      -----------       -----------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $15,170,042       $16,974,443      $178,259,419     $201,126,796
                                      ===========       ===========      ============     ============

                                                              METROPOLITAN FUND
                                     -------------------------------------------------------------------
                                                                           LEHMAN BROTHERS AGGREGATE
                                      METLIFE STOCK INDEX PORTFOLIO           BOND INDEX PORTFOLIO
                                     --------------------------------   --------------------------------
                                                                        AS PREVIOUSLY
                                                                         REPORTED FOR    AS RESTATED FOR
                                     AS PREVIOUSLY                        THE PERIOD       THE PERIOD
                                      REPORTED FOR    AS RESTATED FOR    MAY 1, 2001       MAY 1, 2001
                                     THE YEAR ENDED   THE YEAR ENDED          TO               TO
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $ 32,741,075     $ 34,866,377       $4,052,821       $4,447,702
                                      ------------     ------------       ----------       ----------
NET CHANGE IN NET ASSETS...........     12,484,465       14,609,767        4,092,309        4,487,190
NET ASSETS--BEGINNING OF PERIOD....    164,522,069      182,748,778               --               --
                                      ------------     ------------       ----------       ----------
NET ASSETS--END OF PERIOD..........   $177,006,534     $197,358,545       $4,092,309       $4,487,190
                                      ============     ============       ==========       ==========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              METROPOLITAN FUND
    ------------------------------------------------------------------------------------------------------
          MORGAN STANLEY EAFE               METLIFE MID CAP STOCK
            INDEX PORTFOLIO                    INDEX PORTFOLIO                 JANUS GROWTH PORTFOLIO
    --------------------------------   --------------------------------   --------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
      THE PERIOD       THE PERIOD        THE PERIOD       THE PERIOD        THE PERIOD       THE PERIOD
     MAY 1, 2001       MAY 1, 2001      MAY 1, 2001       MAY 1, 2001      MAY 1, 2001       MAY 1, 2001
          TO               TO                TO               TO                TO               TO
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2001             2001              2001             2001              2001             2001
    --------------   ---------------   --------------   ---------------   --------------   ---------------
       $442,025         $519,023         $ 917,382        $1,072,701        $ 831,161         $929,646
       --------         --------         ---------        ----------        ---------         --------
        437,268          514,266           960,133         1,115,452          789,087          887,572
             --               --                --                --               --               --
       --------         --------         ---------        ----------        ---------         --------
       $437,268         $514,266         $ 960,133        $1,115,452        $ 789,087         $887,572
       ========         ========         =========        ==========        =========         ========

                                AMERICAN FUND
     -------------------------------------------------------------------
                                                 AMERICAN FUNDS
     AMERICAN FUNDS GROWTH PORTFOLIO        GROWTH-INCOME PORTFOLIO
     --------------------------------   --------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
       THE PERIOD       THE PERIOD        THE PERIOD       THE PERIOD
      MAY 1, 2001       MAY 1, 2001      MAY 1, 2001       MAY 1, 2001
           TO               TO                TO               TO
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2001             2001
     --------------   ---------------   --------------   ---------------
      $18,415,248       $20,770,527      $12,844,132       $14,647,974
      -----------       -----------      -----------       -----------
       18,835,977        21,191,256       13,218,060        15,021,902
               --                --               --                --
      -----------       -----------      -----------       -----------
      $18,835,977       $21,191,256      $13,218,060       $15,021,902
      ===========       ===========      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              AMERICAN FUND                                   FIDELITY FUND
                                     -------------------------------  --------------------------------------------------------------
                                       AMERICAN FUNDS GLOBAL SMALL
                                              CAP PORTFOLIO                        FIDELITY VIP EQUITY-INCOME PORTFOLIO
                                     -------------------------------  --------------------------------------------------------------
                                     AS PREVIOUSLY
                                      REPORTED FOR   AS RESTATED FOR
                                       THE PERIOD      THE PERIOD     AS PREVIOUSLY                   AS PREVIOUSLY
                                      MAY 1, 2001      MAY 1, 2001     REPORTED FOR  AS RESTATED FOR   REPORTED FOR  AS RESTATED FOR
                                           TO              TO         THE YEAR ENDED THE YEAR ENDED   THE YEAR ENDED THE YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                          2001            2001             2001           2001             2000           2000
                                     --------------  ---------------  -------------- ---------------  -------------- ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................    $1,928,132      $2,171,236      $  5,360,389   $  4,310,191     $ (7,005,291)  $ (4,907,233)
                                       ----------      ----------      ------------   ------------     ------------   ------------
NET CHANGE IN NET ASSETS...........     2,069,538       2,312,642        (4,722,790)    (5,772,988)       4,971,493      7,069,551
NET ASSETS--BEGINNING OF PERIOD....            --              --       157,030,403    174,672,218      152,058,910    167,602,667
                                       ----------      ----------      ------------   ------------     ------------   ------------
NET ASSETS--END OF PERIOD..........    $2,069,538      $2,312,642      $152,307,613   $168,899,230     $157,030,403   $174,672,218
                                       ==========      ==========      ============   ============     ============   ============

                                              FIDELITY FUND
                                     --------------------------------

                                     FIDELITY VIP OVERSEAS PORTFOLIO
                                     --------------------------------

                                     AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,
                                          2001             2001
                                     --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $(49,676,942)    $(54,188,732)
                                      ------------     ------------
NET CHANGE IN NET ASSETS...........    (83,273,734)     (87,785,524)
NET ASSETS--BEGINNING OF PERIOD....    183,248,954      194,389,425
                                      ------------     ------------
NET ASSETS--END OF PERIOD..........   $ 99,975,220     $106,603,901
                                      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                                                FIDELITY FUND
    ------------------------------------------------------------------------------------------------------
    FIDELITY VIP OVERSEAS PORTFOLIO                    FIDELITY VIP HIGH INCOME PORTFOLIO
    --------------------------------   -------------------------------------------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2000             2000              2001             2001              2000             2000
    --------------   ---------------   --------------   ---------------   --------------   ---------------
     $ 97,329,641     $ 96,405,934      $ 3,327,381       $ 3,945,231      $ 2,074,967       $ 2,050,824
     ------------     ------------      -----------       -----------      -----------       -----------
       56,910,562       55,986,855        1,677,926         2,295,776       (1,848,365)       (1,872,508)
      126,338,392      138,402,570       11,632,558        12,993,428       13,480,923        14,865,936
     ------------     ------------      -----------       -----------      -----------       -----------
     $183,248,954     $194,389,425      $13,310,484       $15,289,204      $11,632,558       $12,993,428
     ============     ============      ===========       ===========      ===========       ===========

                                FIDELITY FUND
     -------------------------------------------------------------------
                    FIDELITY VIP ASSET MANAGER PORTFOLIO
     -------------------------------------------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2000             2000
     --------------   ---------------   --------------   ---------------
      $ 2,322,255       $ 2,822,546      $ 2,151,661       $ 2,410,458
      -----------       -----------      -----------       -----------
        1,609,072         2,109,363        1,450,086         1,708,883
       13,220,267        14,842,135       11,770,181        13,133,252
      -----------       -----------      -----------       -----------
      $14,829,339       $16,951,498      $13,220,267       $14,842,135
      ===========       ===========      ===========       ===========

NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 19, 2003

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2002 AND 2001
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               2002      2001
                                                              ------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $658 and $340, respectively)...........  $  685    $  344
  Equity securities, at fair value (cost: $24 and $30,
    respectively)...........................................      23        27
  Policy loans..............................................     270       262
  Other limited partnership interests.......................      15        20
  Short-term investments....................................      34        --
  Other invested assets.....................................      10        12
                                                              ------    ------
      Total investments.....................................   1,037       665
                                                              ------    ------
Cash and cash equivalents...................................     106       210
Accrued investment income...................................      17        19
Premiums and other receivables..............................     180       133
Deferred policy acquisition costs...........................   1,269     1,185
Other assets................................................      89       113
Separate account assets.....................................   5,425     5,725
                                                              ------    ------
      TOTAL ASSETS..........................................  $8,123    $8,050
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $  338    $  245
  Policyholder account balances.............................     748       661
  Other policyholder funds..................................     306       296
  Policyholder dividends payable............................       2         2
  Current income taxes payable..............................      18        --
  Deferred income taxes payable.............................      63        68
  Other liabilities.........................................     254       115
  Separate account liabilities..............................   5,425     5,725
                                                              ------    ------
      TOTAL LIABILITIES.....................................   7,154     7,112
                                                              ------    ------
Commitments and contingencies (Note 6)
STOCKHOLDER'S EQUITY:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value; 1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     295       284
Accumulated other comprehensive income......................      24         4
                                                              ------    ------
      TOTAL STOCKHOLDER'S EQUITY............................     969       938
                                                              ------    ------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..................  $8,123    $8,050
                                                              ======    ======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                              2002    2001    2000
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 91    $117    $125
Universal life and investment-type product policy fees......   407     351     272
Net investment income.......................................    36      44      63
Other revenues..............................................   190     221     283
Net investment losses.......................................   (11)     (1)    (28)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   713     732     715
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   131     104     150
Interest credited to policyholder account balances..........    30      24      20
Policyholder dividends......................................     5       3      18
Other expenses..............................................   477     463     490
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   643     594     678
                                                              ----    ----    ----
Income before provision for income taxes, cumulative effect
  of a change in accounting principle, and minority
  interest..................................................    70     138      37
Provision for income taxes..................................    14      42      25
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting
  principle and minority interest...........................    56      96      12
Cumulative effect of a change in accounting principle.......   (15)     --      --
Minority interest...........................................   (25)    (20)     --
                                                              ----    ----    ----
NET INCOME..................................................  $ 16    $ 76    $ 12
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                                                        ACCUMULATED
                                                               ADDITIONAL                  OTHER
                                                      COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                      STOCK     CAPITAL     EARNINGS   (LOSS) INCOME   TOTAL
                                                      ------   ----------   --------   -------------   -----
BALANCE AT DECEMBER 31, 1999........................    $3        $647        $215         $(11)       $854
  Dividends on preferred stock......................                           (11)                     (11)
  Comprehensive income:
    Net income......................................                            12                       12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes................................                                          2           2
                                                                                                       ----
  Comprehensive income..............................                                                     14
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2000........................     3         647         216           (9)        857
  Dividends on preferred stock......................                            (8)                      (8)
  Comprehensive income:
    Net income......................................                            76                       76
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         13          13
                                                                                                       ----
  Comprehensive income..............................                                                     89
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2001........................     3         647         284            4         938
  Dividends on preferred stock......................                            (5)                      (5)
  Comprehensive income:
    Net income......................................                            16                       16
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         20          20
                                                                                                       ----
  Comprehensive income..............................                                                     36
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2002........................    $3        $647        $295         $ 24        $969
                                                        ==        ====        ====         ====        ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                               2002      2001      2000
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    16   $    76   $    12
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        8        10        13
    Losses from sale of investments.........................       11         1        28
    Interest credited to policyholder account balances......       30        24        20
    Universal life and investment-type product policy
     fees...................................................     (407)     (351)     (272)
    Change in accrued investment income.....................        2         1        10
    Change in premiums and other receivables................        6       (12)       (2)
    Change in deferred policy acquisition costs, net........      (79)     (153)     (113)
    Change in insurance-related liabilities.................      103       102      (420)
    Change in income taxes payable..........................        3        40       (11)
    Change in other liabilities.............................      139       (64)       26
  Other, net................................................       42       123       177
                                                              -------   -------   -------
Net cash used in operating activities.......................     (126)     (203)     (532)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      176       135       587
    Equity securities.......................................        1        --        35
  Purchases of:
    Fixed maturities........................................     (550)     (226)      (87)
    Equity securities.......................................       --        (5)       (9)
  Net change in short-term investments......................      (34)       10        53
  Net change in policy loans................................       (8)      (28)      (52)
  Loss from sale of business, net...........................       --        --       (54)
  Other, net................................................       39       (19)       (3)
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (376)     (133)      470
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,426     2,109     1,712
    Withdrawals.............................................   (1,023)   (1,669)   (1,532)
  Long-term debt repaid.....................................       --        --       (77)
  Dividends on preferred stock..............................       (5)       (8)      (11)
                                                              -------   -------   -------
Net cash provided by financing activities...................      398       432        92
                                                              -------   -------   -------
Change in cash and cash equivalents.........................     (104)       96        30
Cash and cash equivalents, beginning of year................      210       114        84
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   106   $   210   $   114
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     1   $     2   $     7
                                                              =======   =======   =======
    Income taxes............................................  $     6   $     7   $    22
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations), New England Securities Corporation ("NES"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. NELICO owns a majority interest in MetLife Advisers LLC ("Advisers") and New England Financial Distributors LLC ("NEFD"). On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to January 1, 2001, Advisers was owned 100% by the Company. On January 1, 2001 the Company entered into an agreement with certain affiliated entities whereby those entities received a non-voting equity interest in Advisers. The Company retained 100% of the voting interests.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies, estimates, and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. In addition, the Company has established a minority interest for the portion of the net income of Advisers not attributable to the Company's ownership of $25 million and $20 million for the years ended December 31, 2002 and 2001, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2002 and 2001, respectively.

The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the fixed maturities impairment evaluation process include, but are not limited to: (i) The length of time and the extent to which the market value has been below amortized cost; (ii) The potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) The potential for impairments in an entire industry sector or sub-sector; (iv) The potential for impairments in certain economically depressed geographic locations; (v) The potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) Other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Policy loans are stated at unpaid principal balances, which are not in excess of net cash surrender values of related insurance policies. Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

VARIABLE INTEREST ENTITIES

Effective in 2003, Financial Accounting Standards Board ("FASB") Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of APB No. 51 ("FIN 46") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). Certain investments in real estate joint ventures and other limited partnership interests meet the VIE definition. The Company will be required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The Company is still in the process of evaluating its investments with regard to the implementation of FIN 46.

The following table presents the total assets and the maximum exposure to loss relating to the VIEs that the Company believes it is reasonably possible it will need to consolidate in accordance with the provisions of FIN 46 at:

                                                                DECEMBER 31, 2002
                                                              ----------------------
                                                                           MAXIMUM
                                                               TOTAL       EXPOSURE
                                                               ASSETS      TO LOSS
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
Other structured investment transactions....................     $18         $  --(1)
Other limited partnership interests.........................       1             1(2)
                                                                 ---         -----
    Total...................................................     $19         $   1
                                                                 ===         =====

---------------
(1) The maximum exposure to loss is based on the carrying value of beneficial interests.

(2) The maximum exposure to loss is based on the carrying value plus unfunded commitments reduced by amounts guaranteed by other partners.

The other structured investment is an equity interest in a life insurance entity that the Company holds. This entity, which reinsures certain risks from the Company and Metropolitan Life, was established to facilitate the retention of top producing agents and to increase the quality of insurance written by such agents through the use of agent-owned participating equity.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation and amortization of property, equipment, and leasehold improvements was $4 million and $54 million at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $168,000, $1 million and $9 million for the years ended December 31, 2002, 2001 and 2000, respectively. During 2002, the Company received $27 million from Metlife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

application development stage are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $15 million and $10 million at December 31, 2002 and 2001, respectively. Related amortization expense was $5 million, $8 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-participating traditional life, non-medical health policies and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Information regarding deferred policy acquisition costs is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Balance at January 1........................................  $1,185    $1,021    $  931
Capitalization of policy acquisition costs..................     189       216       223
                                                              ------    ------    ------
    Total...................................................   1,374     1,237     1,154
                                                              ------    ------    ------
Amortization allocated to:
  Net realized investment losses............................      --        --         1
  Unrealized investment (losses) gains......................      (4)      (11)       23
  Other expenses............................................     109        63       109
                                                              ------    ------    ------
    Total amortization......................................     105        52       133
                                                              ------    ------    ------
Balance at December 31......................................  $1,269    $1,185    $1,021
                                                              ======    ======    ======

Amortization of deferred policy acquisition costs is allocated to: (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized to earnings, if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During the fourth quarter of 2002, the Company completed the goodwill impairment tests, which indicated the Company's goodwill was impaired. The Company wrote off all of the goodwill and recorded a cumulative effect of a change in accounting principle of $15 million. The goodwill impairment was due to reductions in anticipated future performance of its subsidiary, Nathan and Lewis Securities, Inc.

Net income for the years ended December 31, 2001 and 2000, adjusted to exclude amortization of goodwill, would have been $78 million and $14 million, respectively.

Changes in goodwill were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Net balance at January 1....................................   $ 15       $17       $19
Impairment losses...........................................    (15)       --        --
Amortization................................................     --        (2)       (2)
                                                               ----       ---       ---
Net balance at December 31..................................   $ --       $15       $17
                                                               ====       ===       ===

                                                              DECEMBER 31,
                                                              -------------
                                                              2002     2001
                                                              -----    ----
                                                               (DOLLARS IN
                                                                MILLIONS)
Accumulated amortization....................................  $ --      $8
                                                              =====     ==

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 3%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force and 9% of the number of life insurance policies in force at December 31, 2002 and 2001. Participating policies represented approximately 52% and 70%, 52% and 67% and 55% and 65% of gross and net life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

INCOME TAXES

Beginning in taxable year 2002, NELICO joins with MetLife and its includable affiliates in filing a consolidated federal income tax return. Prior to taxable year 2002, NELICO and its includable life insurance and non-life insurance subsidiaries filed a separate consolidated federal income tax return. Non-includable subsidiaries of NELICO file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair market value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the investments of the separate account accrue directly to contract holders and, accordingly, are not reflected in the Company's consolidated financial statements. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In January 2003, the FASB issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The Company is in the process of assessing the impact of FIN 46 on its consolidated financial statements. Certain disclosure provisions of FIN 46 were required for December 31, 2002 financial statements. See "Variable Interest Entities."

Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS 141 did not have an impact on the Company's consolidated financial statements for 2002.

Effective January 1, 2002, the Company adopted SFAS No. 142 Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $2 million for both years ended December 31, 2001 and 2000. The Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets. As a result of these tests, the Company recorded a $15 million charge to earnings relating to the impairment of all goodwill assets in the fourth quarter of 2002 as a cumulative effect of a change in accounting principle.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have an impact on the Company's consolidated financial statements for 2002.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections. In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and will not have a significant impact on the Company's consolidated results of operations, financial position or cash flows.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2002 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     371        19       2         388
  Mortgage-backed securities................................     147         3      --         150
  Foreign corporate securities..............................      60         4       1          63
  U.S. treasuries/agencies..................................      22         2      --          24
  Asset-backed securities...................................      40         2      --          42
  Foreign government securities.............................       1        --      --           1
  Other fixed income assets.................................      17        --      --          17
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $658       $30      $3        $685
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 24       $--      $1        $ 23
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     179         6       3         182
  Mortgage-backed securities................................      83        --      --          83
  Foreign corporate securities..............................      21         1       1          21
  U.S. treasuries/agencies..................................      27         1      --          28
  Asset-backed securities...................................      11        --      --          11
  Foreign government securities.............................       4        --      --           4
  Other fixed income assets.................................      15        --      --          15
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $340       $ 8      $4        $344
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 30       $--      $3        $ 27
                                                                ====       ===      ==        ====

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $28 million for the years ended December 31, 2002 and 2001, respectively. Non-income producing fixed maturities were $1 million and $657 thousand at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date are shown below:

                                                               COST OR
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 11          $ 12
Due after one year through five years.......................     200           207
Due after five years through ten years......................     179           189
Due after ten years.........................................      81            84
                                                                ----          ----
    Subtotal................................................     471           492
Mortgage-backed and asset-backed securities.................     187           193
                                                                ----          ----
  Total fixed maturities....................................    $658          $685
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of securities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2002      2001      2000
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................   $62      $127      $119
Gross investment gains......................................     1         2         1
Gross investment losses.....................................     3         2         1

Gross investment losses above exclude writedowns recorded during 2002 and 2001 for other than temporarily impaired available-for-sale securities of $9 million and $1 million, respectively. There were no writedowns for the year ended December 31, 2000.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2002 and 2001.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $24       $23       $48
Equity securities...........................................   --         1         2
Policy loans................................................   15        14        12
Other limited partnership interests.........................   (6)        5         2
Cash, cash equivalents and short-term investments...........    4        --        --
Other.......................................................    2         2         4
                                                              ---       ---       ---
    Total...................................................   39        45        68
Less: Investment expenses...................................    3         1         5
                                                              ---       ---       ---
    Net investment income...................................  $36       $44       $63
                                                              ===       ===       ===

NET INVESTMENT LOSSES

Net investment losses were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $(5)      $--       $ --
Equity securities...........................................   (6)       --        (28)
Other.......................................................   --        (1)        (1)
                                                              ----      ---       ----
    Total...................................................  (11)       (1)       (29)
Amounts allocable to deferred policy acquisition costs......   --        --          1
                                                              ----      ---       ----
    Net investment losses...................................  $(11)     $(1)      $(28)
                                                              ====      ===       ====

Investment losses have been reduced by deferred policy acquisition costs to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $27       $ 4       $(5)
Equity securities...........................................   (1)       (3)       (2)
Other invested assets.......................................   (1)       (2)       --
                                                              ----      ---       ---
    Total...................................................   25        (1)       (7)
                                                              ----      ---       ---
Amounts allocable to:
  Deferred policy acquisition costs.........................    9         5        (6)
Deferred income taxes.......................................  (10)       --         4
                                                              ----      ---       ---
    Total...................................................   (1)        5        (2)
                                                              ----      ---       ---
    Net unrealized investment gains (losses)................  $24       $ 4       $(9)
                                                              ====      ===       ===

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $ 4       $(9)      $(11)
Unrealized gains during the year............................   26         6         25
Unrealized gains (losses) relating to
    Deferred policy acquisition costs.......................    4        11        (23)
Deferred income taxes.......................................  (10)       (4)        --
                                                              ----      ---       ----
Balance at December 31......................................  $24       $ 4       $ (9)
                                                              ====      ===       ====
Net change in unrealized investment gains...................  $20       $13       $  2
                                                              ====      ===       ====

3. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2002
Assets:
  Fixed maturities..........................................    $685         $685
  Equity securities.........................................      23           23
  Policy loans..............................................     270          270
  Short-term investments....................................      34           34
  Cash and cash equivalents.................................     106          106
Liabilities:
  Policyholder account balances.............................     282          264

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2001
Assets:
  Fixed maturities..........................................    $344         $344
  Equity securities.........................................      27           27
  Policy loans..............................................     262          262
  Cash and cash equivalents.................................     210          210
Liabilities:
  Policyholder account balances.............................     228          222

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.

                                                                         DECEMBER 31,
                                                              ----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              ----------------    --------------
                                                              2002       2001     2002     2001
                                                              -----      -----    -----    -----
                                                                    (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $  --      $ 286    $ 13     $ 45
  Interest cost.............................................     --         --       1        1
  Actuarial losses (gains)..................................     --         --       3       (1)
  Transfers in (out of controlled group)....................     --       (286)     --      (31)
  Benefits paid.............................................     --         --      (1)      (1)
                                                              -----      -----    ----     ----
Projected benefit obligation at end of year.................     --         --      16       13
                                                              -----      -----    ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     --        213      --       --
  Transfers in (out of controlled group)....................     --       (213)     --       --
                                                              -----      -----    ----     ----
Contract value of plan assets at end of year................     --         --      --       --
Under funded................................................     --         --     (16)     (13)
                                                              -----      -----    ----     ----
Unrecognized net actuarial (gains)..........................     --         --     (14)     (18)
                                                              -----      -----    ----     ----
Prepaid accrued benefit cost................................  $  --      $  --    $(30)    $(31)
                                                              =====      =====    ====     ====

There were no aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans.

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                              PENSION BENEFITS     OTHER BENEFITS
                                                              -----------------    --------------
                                                               2002       2001     2002     2001
                                                              -------    ------    -----    -----
                                                                     (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31,
Discount rate...............................................     N/A       N/A     6.75%    7.40%
Expected rate of return on plan assets......................     N/A       N/A      N/A      N/A
Rate of compensation increase...............................     N/A       N/A      N/A      N/A

The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9% in 2002, gradually decreasing to 5% in 2010 and generally 9.5% in 2001, gradually decreasing to 5% over five years.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:

                                                    PENSION BENEFITS           OTHER BENEFITS
                                                 ----------------------    ----------------------
                                                 2002     2001     2000    2002     2001     2000
                                                 -----    -----    ----    -----    -----    ----
                                                              (DOLLARS IN MILLIONS)
Service cost...................................    --       --       7       --       --       1
Interest cost..................................    --       --      20        1        1       3
Expected return on plan assets.................    --       --     (19)      --       --      --
Amortization of prior actuarial gains..........    --       --       1       (1)      (1)     (1)
                                                 -----    -----    ----    -----    -----    ---
Net periodic benefit cost......................  $ --     $ --     $ 9     $ --     $ --     $ 3
                                                 =====    =====    ====    =====    =====    ===

SAVINGS AND INVESTMENT PLANS

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the year ended December 31, 2000. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

5. SEPARATE ACCOUNTS

The Company has non-guaranteed separate accounts totaling $5,425 million and $5,725 million at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $54 million, $48 million and $46 million for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

6. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2002, 2001, and 2000.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

7. INCOME TAXES

The provision for income tax expense was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $ 29       $(2)     $ 36
                                                               ----       ---      ----
                                                                 29        (2)       36
                                                               ----       ---      ----
Deferred:
  Federal...................................................    (15)       44       (12)
  State and local...........................................     --        --         1
                                                               ----       ---      ----
                                                                (15)       44       (11)
                                                               ----       ---      ----
Provision for income taxes..................................   $ 14       $42      $ 25
                                                               ====       ===      ====

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................  $25       $48       $13
Tax effect of:
  Tax exempt investment income..............................   (3)       (2)       --
  Sale of Subsidiaries......................................   --        --        10
  Other, net................................................   (8)       (4)        2
                                                              ---       ---       ---
Provision for income taxes..................................  $14       $42       $25
                                                              ===       ===       ===

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2002          2001
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $300          $284
  Tax loss carry-forwards...................................     10            10
  Other.....................................................     22            20
                                                               ----          ----
                                                                332           314
                                                               ----          ----
  Less: valuation allowance.................................     10            10
                                                               ----          ----
                                                                322           304
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................     (5)            6
  Deferred policy acquisition costs.........................    365           344
  Net unrealized investment gains...........................     10             4
  Other.....................................................     15            18
                                                               ----          ----
                                                                385           372
                                                               ----          ----
Net deferred income tax liability...........................   $(63)         $(68)
                                                               ====          ====

8. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. Risks in excess of $5 million are 100% reinsured. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 228      $ 305      $ 221
Reinsurance assumed.........................................     --        (10)        11
Reinsurance ceded...........................................   (137)      (178)      (107)
                                                              -----      -----      -----
Net premiums................................................  $  91      $ 117      $ 125
                                                              =====      =====      =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 127      $ 102      $  73
                                                              =====      =====      =====

Reinsurance recoverables, included in premiums and other receivables, were $116 million and $94 million at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1........................................  $ 7       $ 4       $ 4
  Reinsurance recoverables..................................   (5)       (3)       (3)
                                                              ---       ---       ---
NET BALANCE AT JANUARY 1....................................    2         1         1
                                                              ---       ---       ---
Incurred related to:
  Current year..............................................    1         1        --
                                                              ---       ---       ---
NET BALANCE AT DECEMBER 31..................................    3         2         1
  Add: Reinsurance recoverables.............................   10         5         3
                                                              ---       ---       ---
BALANCE AT DECEMBER 31......................................  $13       $ 7       $ 4
                                                              ===       ===       ===

9. OTHER EXPENSES

Other expenses were comprised of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Compensation................................................  $  99      $ 106      $  92
Commissions.................................................    250        224        234
Amortization of policy acquisition costs....................    109         63        109
Capitalization of policy acquisition costs..................   (189)      (216)      (223)
Advisory fees...............................................     84         95         85
Insurance taxes, licenses, and fees.........................      8         23         27
Agency allowances...........................................     69         90         86
Other.......................................................     47         78         80
                                                              -----      -----      -----
  Total other expenses......................................  $ 477      $ 463      $ 490
                                                              =====      =====      =====

10. STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31. In addition, Dividends cannot be paid from a source other than statutory surplus without prior approval of the Commissioner. Since NELICO's statutory surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2002, 2001 and 2000. The Company paid preferred dividends of $5 million, $8 million, and $11 million during the years ended December 31, 2002, 2001, and 2000, respectively, with prior approval of the Commissioner.

STATUTORY EQUITY AND INCOME

Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net (loss) income of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was ($35) million, $2 million and ($11) million for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $360 million and $364 million at December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

The Division required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $10       $20       $ 23
Income tax effect of holding (gains) or losses..............   (3)       (5)        16
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   16       (12)        --
  Amortization of premiums and accretion of discounts on
    investments.............................................    1        (1)        --
  Income tax effect.........................................   (6)        3         --
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................    4        11        (23)
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................   (2)       (3)       (14)
                                                              ---       ----      ----
Other comprehensive income..................................  $20       $13       $  2
                                                              ===       ====      ====

12. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $154 million and $73 million for administrative services in 2002 and 2001 respectively. The Company charged Metropolitan Life $164 million for administrative services for 2000. In addition, $61 million was charged to Metropolitan Life by the Company for other miscellaneous services for 2000. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

During 2002, the Company received $27 million from MetLife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $5 million, $8 million and $11 million of dividends on the preferred stock in 2002, 2001 and 2000, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. Under these agreements, which expired in 2001, the Company paid $0, $5 million, $0 in 2002, 2001 and 2000, respectively.

Commissions earned by NES from sales of shares in funds sponsored by New England Funds ("NEF"), a subsidiary of MetLife through October 2000, were $12 million in 2000. NES earned asset-based income of $10 million on assets under management with NEF of approximately $3,500 million in 2000.

Management believes intercompany expenses have been calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $34 million, $32 million, and $28 million in 2002, 2001 and 2000, respectively.

13. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Life and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Life and Health provides group life, medical, and disability contracts to corporations and small businesses and provides disability income coverage to individuals. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2002, 2001 and 2000. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2002                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   75       $    3     $   --       $11         $    2      $   91
Universal life and investment-type product
  policy fees.............................       281           41         10        --             75         407
Net investment income.....................         6            8          2         1             19          36
Other revenues............................        13           (3)         4         7            169         190
Net investment losses.....................        (1)          (1)        --        --             (9)        (11)
Policyholder benefits and claims..........       110            7         --         8              6         131
Interest credited to policyholder.........        21            6          3        --             --          30
Policyholders' Dividends..................         5           --         --        --             --           5
Other Expenses............................       195           36         12         8            226         477
Income (loss) before provision for income
  taxes, cumulative effect of a change in
  accounting principle, and minority
  interest................................        43           (1)         1         3             24          70
Provision (benefit) for income taxes......        15           --         --         1             (2)         14
Income (loss) before cumulative effect of
  a change in accounting principle, and
  minority interest.......................        28           (1)         1         2             26          56
Cumulative effect of a change in
  accounting principle....................        --           --         --        --            (15)        (15)
Minority interest.........................        --           --         --        --            (25)        (25)
Net income (loss).........................        28           (1)         1         2            (14)         16
Total assets..............................     3,634        2,270      1,160        16          1,043       8,123
Deferred policy acquisition costs.........     1,132          118         10         2              7       1,269
Separate account assets...................     2,317        1,996      1,112        --             --       5,425
Policyholder liabilities..................     1,031          255         38        22             48       1,394
Separate account liabilities..............     2,317        1,996      1,112        --             --       5,425

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2001                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   73       $    1     $   --       $42          $  1       $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --            64          351
  Net investment (loss) income............        (6)           3          3         1            43           44
Other revenues............................         6            3          4        10           198          221
Net investment gains (losses).............         2           --         --        --            (3)          (1)
Policyholder benefits and claims..........        69            2         (2)       32             3          104
Interest credited to policyholder.........        18            3          3        --            --           24
Policyholders' Dividends..................         3           --         --        --            --            3
Other Expenses............................       160           32          7        13           251          463
Income before provision for income taxes
  and minority interest...................        72           --          9         8            49          138
Provision for income taxes................        24           --          3         3            12           42
Income before minority interest...........        48           --          6         5            37           96
Minority interest.........................        --           --         --        --           (20)         (20)
Net income................................        48           --          6         5            17           76
Total assets..............................     3,704        2,047      1,252        48           999        8,050
Deferred policy acquisition costs.........     1,062          101         11         5             6        1,185
Separate account assets...................     2,709        1,834      1,182        --            --        5,725
Policyholder liabilities..................       894          182         47        42            39        1,204
Separate account liabilities..............     2,709        1,834      1,182        --            --        5,725

                                                                                       CORPORATE
FOR THE YEAR ENDED                  INDIVIDUAL   INDIVIDUAL    GROUP    GROUP LIFE,       AND
DECEMBER 31, 2000                      LIFE       ANNUITY     PENSION       A&H       SUBSIDIARIES   TOTAL
------------------                  ----------   ----------   -------   -----------   ------------   ------
                                                             (DOLLARS IN MILLIONS)
Premiums..........................    $  70         $ --       $ --        $ 36          $   19      $  125
Universal life and investment-type
  product policy fees.............      210           25          7          --              30         272
Net investment (loss) income......      (13)          (1)         1          --              76          63
Other revenues....................       11           10          7           8             247         283
Net investment gains (losses).....       35            2         (2)         --             (63)        (28)
Policyholder benefits and
  claims..........................       83            6         --          31              30         150
Interest credited to
  policyholder....................       13            2          3          --               2          20
Policyholders' Dividends..........        3           --         --          --              15          18
Other Expenses....................      153           33          8          13             283         490
Income (loss) before provision for
  income taxes....................       61           (5)         2          --             (21)         37
Provision (benefit) for income
  taxes...........................        9           (3)         2          --              17          25
Net income (loss).................       52           (2)        --          --             (38)         12

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

         Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS

         New England Life Insurance Company hereby represents that the fees and charges deducted under the variable ordinary life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.


         The prospectus consisting of 238 pages.

         The undertaking to file reports.

         The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

         Representations.

         The signatures.

         Written consents of the following persons:

                    Anne M. Goggin, Esq. (see Exhibit 3(iv) below)
                    James J. Reilly, Jr., F.S.A., M.A.A.A.
                    (see Exhibit 3(iii) below)
                    Sutherland Asbill & Brennan LLP (see Exhibit 6 below) Independent Auditor (see Exhibit 11 below)

         The following exhibits:

         1.A.(1)             January 31, 1983 resolution of the Board
                             of Directors of NEVLICO 5
             (2)             None
             (3)  (a)        Distribution Agreement between NEVLICO and NELESCO
                             6
                  (b)(i)     Form of Contract between NELICO and its General
                             Agents 5
                        (ii) Form of contract between NELICO and its Agents 6
                  (c)        Commission Schedule for Policies 7
                  (d)        Specimen of contract among NES, NELICO and other
                             broker dealers 4
             (4)             None
             (5)  (a)        Specimen of Policy 2
                  (b)        Riders 6
                  (c)        Acceleration of Benefits Rider 3
                  (d)        Benefits for Disability of Insured Rider 4
             (6)  (a)        Amended and restated Articles of Organization of
                             NELICO 2
                  (b)        Amended and restated By-Laws 4
                  (c)        Amendments to the Amended and restated Articles of
                             Organization 9
                  (d)        Amended and restated By-Laws of NELICO 13
             (7)             None
             (8)             None
             (9)             None
             (10) (a)        Specimen of Application for Policy 2
                  (b)        Additional specimen of application 8
         2.                  See Exhibit 3(i)
         3.(i)               Opinion and Consent of H. James Wilson, Esq.4
             (ii)            Opinion and Consent of Anne M. Goggin, Esq. 13


             (iii) Opinion and Consent of James J. Reilly, Jr., F.S.A., M.A.A.A. 16

             (iv)            Consent of Anne M. Goggin, Esq.
         4.                  None
         5.                  Inapplicable
         6.                  Consent of Sutherland Asbill & Brennan LLP


         7.                  Powers of Attorney 17

         8.                  Inapplicable
         9.                  Inapplicable
         10.                 Inapplicable
         11.                 Consent of Independent Auditor

          12.                Schedule for computation of performance quotations
                             6
          13.(i) Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) 6
                (ii)         Second Addendum to Consolidated Memorandum 10
          14.(i) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company 6
                (ii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company 1
                (iii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Variable Life Insurance Company 1
             (iv) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company 11
                (v)          Participation Agreement among New England
                             Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company 11
                (vi) Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company 12
                (vii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Life Insurance Company 12
                (viii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distributors Inc. and New England Life Insurance Company 15
                (ix) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company 14

1 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 033-88082, filed June 22, 1995.
2 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed February 13, 1997.
3 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Variable Account's Form S-6 Registration Statement, File 033-52050, filed April 30, 1997.
4 Incorporated herein by reference to the Pre-effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed July 16, 1997.
5 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 033-66864, filed February 25, 1998.
6 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 033-52050, filed April 24, 1998.
7 Incorporated herein by reference to Post-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed April 30, 1998.
8 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 033-88082, filed January 20, 1999.
9 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 033-65263, filed February 24, 1999.
10 Incorporated herein by reference to Post-Effective Amendment No. 10 to the Variable Account's Form S-6 Registration Statement, File No. 033-52050, filed April 26, 1999.
11 Incorporated herein by reference to the Post-Effective Amendment No.11 to the Variable

          Account's Form S-6 Registration Statement, File No. 033-88082, filed November 9, 2000.
12 Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Variable Account's Form S-6 Registration Statement, File No. 333-89409, filed February 26, 2001.
13 Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed April 25, 2001.
14 Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-89409, filed July 20, 2001.
15 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-73676, filed November 19, 2001.


16 Incorporated herein by reference to Post-Effective Amendment No. 5 the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed April 26, 2002.
17 Incorporated herein by reference to Post-Effective Amendment No. 1 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed December 13, 2002.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 2003.


                                         New England Variable Life
                                              Separate Account
                                           (Registrant)

                                         By:  New England Life Insurance
                                         Company
                                                  (Depositor)

                                         By:    Anne M. Goggin
                                              --------------------------
                                              Anne M. Goggin, Esq.
                                              Senior Vice President and
                                              General Counsel

Attest:

         /s/John E. Connolly, Jr.
         -------------------------
            John E. Connolly, Jr.
            Counsel

         Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 2003.

                                              New England Life Insurance Company

(Seal)

                                              By:     /s/ Anne M. Goggin
                                                  -----------------------------
                                                     Anne M. Goggin
Attest: /s/ John E. Connolly, Jr.                    Senior Vice President and
        -------------------------
            John E. Connolly, Jr.                    General Counsel
            Counsel

         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on April 29, 2003.

            *                                     Chairman, President and
--------------------------
C. Robert Henrikson                               Chief Executive Officer
            *
--------------------------
Thom A. Faria                                            Director
            *
--------------------------
Stewart G. Nagler                                        Director
            *
--------------------------
Catherine A. Rein                                        Director
            *
--------------------------
Stanley J. Talbi                                         Director
            *
--------------------------
Lisa M. Weber                                            Director
            *
--------------------------
William J. Wheeler                                       Director

            *                               Senior Vice President and Treasurer
--------------------------
Anthony J. Williamson                          (Principal Financial Officer)

            *                              Senior Vice President and Controller
--------------------------
Virginia M. Wilson                            (Principal Accounting Officer)


                                              By:    /s/ Marie C. Swift, Esq.
                                                  -----------------------------
                                                         Marie C. Swift, Esq.
                                                         Attorney-in-fact

* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed on December 13, 2002.

                                  EXHIBIT LIST

                                               Sequentially
Exhibit Number                Title            Numbered Page*

     3 (iv)             Consent of Anne M. Goggin, Esq.

     6.                 Consent of Sutherland Asbill & Brennan LLP

     11.                Consent of Independent Auditor

_________
* Page numbers inserted on manually-signed copy only.